                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
 Certified Shareholder Report of Registered Management Investment Companies

                                    811-7141

                      (Investment Company Act File Number)

                     Federated World Investment Series, Inc.
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 11/30/2005

           Date of Reporting Period: Fiscal year ended 11/30/2005

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated International Capital Appreciation Fund

Established 1997

A Portfolio of Federated World Investment Series, Inc.

9TH ANNUAL SHAREHOLDER REPORT

November 30, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights-Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$9.34		$7.98		$6.36		$7.29		$9.68
Income From Investment Operations:
Net investment income (loss)	0.12	[1]	0.02	[1]	0.02	[1]	(0.10	) [1]	(0.06	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.10		1.34		1.60		(0.83)		(2.32)
TOTAL FROM INVESTMENT OPERATIONS	1.22		1.36		1.62		(0.93)		(2.38)
Less Distributions:
Distributions from net investment income	--		--		--		--		(0.01)
Net Asset Value, End of Period	$10.56		$9.34		$7.98		$6.36		$7.29
Total Return [2]	13.06	% [3]	17.04	% [4]	25.47	% [5]	(12.76)%		(24.64)%

Ratios to Average Net Assets:
Net expenses	1.55	% [6]	1.65%		1.97%		1.72%		0.75%
Net investment income (loss)	1.22%		0.27%		0.25%		(1.36)%		(0.67)%
Expense waiver/reimbursement [7]	0.40%		0.53%		0.71%		0.44%		0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$134,084		$101,113		$66,281		$38,529		$22,654
Portfolio turnover	129%		133%		227%		247%		32%
Redemption fees consisted of the following per share amounts	$0.00	[8]	$0.00	[8]	--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee. or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.10% on the total return. See Notes to Financial Statements (Note 5).

4 During the year, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

5 During the year, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on the total return.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 1.55% for the year ended November 30, 2005, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

8 Represent less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$8.96		$7.70		$6.20		$7.15		$9.56
Income From Investment Operations:
Net investment income (loss)	0.03	[1]	(0.04	) [1]	(0.03	) [1]	(0.15	) [1]	(0.12	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.04		1.30		1.53		(0.80)		(2.29)
TOTAL FROM INVESTMENT OPERATIONS	1.07		1.26		1.50		(0.95)		(2.41)
Net Asset Value, End of Period	$10.03		$8.96		$7.70		$6.20		$7.15
Total Return [2]	11.94%		16.36	% [3]	24.19	% [4]	(13.29)%		(25.21)%

Ratios to Average Net Assets:
Net expenses	2.40	% [5]	2.40%		2.72%		2.47%		1.50%
Net investment income (loss)	0.32%		(0.50)%		(0.53)%		(2.11)%		(1.42)%
Expense waiver/reimbursement [6]	0.33%		0.53%		0.71%		0.44%		0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,914		$25,690		$16,995		$16,326		$8,950
Portfolio turnover	129%		133%		227%		247%		32%
Redemption fees consisted of the following per share amounts	$0.00	[7]	$0.00	[7]	--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.13% on the total return. See Notes to Financial Statements (Note 5).

4 During the year, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on the total return.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 2.40% for the year ended November 30, 2005, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represent less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$8.98		$7.72		$6.21		$7.17		$9.59
Income From Investment Operations:
Net investment income (loss)	0.04	[1]	(0.04	) [1]	(0.04	) [1]	(0.15	) [1]	(0.12	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.04		1.30		1.55		(0.81)		(2.30)
TOTAL FROM INVESTMENT OPERATIONS	1.08		1.26		1.51		(0.96)		(2.42)
Net Asset Value, End of Period	$10.06		$8.98		$7.72		$6.21		$7.17
Total Return [2]	12.03%		16.32	% [3]	24.32	% [4]	(13.39)%		(25.23)%

Ratios to Average Net Assets:
Net expenses	2.40	% [5]	2.40%		2.72%		2.47%		1.50%
Net investment income (loss)	0.46%		(0.51)%		(0.54)%		(2.14)%		(1.42)%
Expense waiver/reimbursement [6]	0.33%		0.53%		0.71%		0.44%		0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,893		$14,906		$4,721		$3,812		$2,583
Portfolio turnover	129%		133%		227%		247%		32%
Redemption fees consisted of the following per share amounts	$0.00	[7]	$0.00	[7]	--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.13% on the total return. See Notes to Financial Statements (Note 5).

4 During the year, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on total return.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 2.40% for the year ended November 30, 2005 after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represent less than $0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charge (loads) on purchases or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2005	Ending Account Value 11/30/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 1,118.60	$ 8.39
Class B Shares	$1,000	$1,113.20	$12.71
Class C Shares	$1,000	$1,114.10	$12.72
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.15	$ 7.99
Class B Shares	$1,000	$1,013.04	$12.11
Class C Shares	$1,000	$1,013.04	$12.11

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.58%
Class B Shares	2.40%
Class C Shares	2.40%

Management's Discussion of Fund Performance

From December 1, 2004 through November 30, 2005, Federated International Capital Appreciation Fund's total returns, based on net asset value, were 13.06% for Class A Shares, 11.94% for Class B Shares, and 12.03% for Class C Shares. The Morgan Stanley Capital International All Country World Free Ex. U.S. Index (MSCI-ACWI Free Ex-U.S.), 1 the fund's benchmark, had a total return of 16.04% during the same period.

The top three contributors to the fund were the Financials, Health Care and Information Technology sectors over the reporting period. The fund's overweight in Japanese banks was the main reason for the Financials sector outperformance, helped by restructuring of the banking industry and sustained recovery of the Japanese economy. Mizuho Financial Group, Sumitomo Mitsui and Mitsubishi UFJ were stellar performers, rising 60.4%, 31.5% and 34.5%, measured in U.S. dollars, respectively.

The combination of the fund's overweight in the Health Care sector and strong stock selection were also positive contributors to the fund's returns. Better visibility of drug companies' pipeline and positive earnings revisions translated into strong relative performance. This applied particularly to Glaxosmithkline in the United Kingdom which had recently shown that their organic growth is sustainable. Their cheap valuation and high dividend also underpinned the stock. Roche in Switzerland also performed well because of its robust pipeline and its Tamiflu drug, which is one of the few drugs that is effective with the Avian Flu.

Lastly, strong stock selection in the Information Technology sector helped the fund's relative performance in the reporting period. The fund's Taiwanese stocks, High Tech Computer and Acer , rose significantly on better than expected outlook. Canon in Japan also did well, as the printer business is recovering much better than expected, and the rest of their business units are performing on track.

The bottom three contributors to the fund were the Consumer Discretionary, Industrials and Materials sectors. Poor stock selection in the Media sector was a drag on the fund's performance. General weakness in advertising spending and subscriber growth dampened share prices. Within the Industrials sector, stock specific stories hurt the fund's relative performance. West Japan Railway was de-rated after the massive train wreck in Japan. Macquarie Airports in Australia was a relative underperformer due to rising bond yields. Lastly, the fund's underweight in the Materials sector, specifically metals and mining stocks, hurt the fund, as it was one of the best performing sub groups. Worldwide appetite for commodities continued to be unexpectedly strong, particularly in China.

1 The Morgan Stanley Capital International All Country World Ex U.S. Index represents 48 developed and emerging markets around the world that collectively comprise virtually all of the foreign equity stock markets. The index is unmanaged, and unlike the fund is not affected by cashflows. Investments cannot be made directly in an index.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Capital Appreciation Fund (Class A Shares) (the "Fund") from July 1, 1997 (start of performance) to November 30, 2005, compared to the Morgan Stanley Capital International All Country World Free Ex. U.S. Index (MSCI-ACWI Ex. U.S.). 2

Average Annual Total Return [3] for the Period Ended 11/30/2005
1 Year	6.88%
5 Years	0.63%
Start of Performance (7/1/1997)	0.64%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-ACWI Ex. U.S. has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-ACWI Ex. U.S. is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest in an index.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Capital Appreciation Fund (Class B Shares) (the "Fund") from July 1, 1997 (start of performance) to November 30, 2005, compared to the Morgan Stanley Capital International All Country World Free Ex. U.S. Index (MSCI-ACWI Ex. U.S.). 2

Average Annual Total Return [3] for the Period Ended 11/30/2005
1 Year	6.44%
5 Years	0.58%
Start of Performance (7/1/1997)	0.57%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-ACWI Ex. U.S. has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-ACWI Ex. U.S. is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest in an index.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Capital Appreciation Fund (Class C Shares) (the "Fund") from July 1, 1997 (start of performance) to November 30, 2005, compared to the Morgan Stanley Capital International All Country World Free Ex. U.S. Index (MSCI-ACWI Ex. U.S.). 2

Average Annual Total Return [3] for the Period Ended 11/30/2005
1 Year	9.93%
5 Years	0.75%
Start of Performance (7/1/1997)	0.46%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00%, and maximum contingent deferred sales charge of 1.00%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-ACWI Ex. U.S. has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-ACWI Ex. U.S. is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest in an index.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At November 30, 2005, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
Japan	21.0%
United Kingdom	19.5%
France	12.0%
Germany	4.9%
Switzerland	3.9%
Canada	3.8%
Netherlands	3.7%
Taiwan	3.6%
Mexico	2.6%
Brazil	2.5%
Greece	2.1%
Hong Kong	1.7%
United States	1.4%
Italy	1.4%
Australia	1.4%
Korea	1.3%
Belgium	1.3%
Hungary	1.2%
Austria	1.1%
Finland	1.1%
Denmark	1.1%
Sweden	1.1%
Spain	1.1%
Czech Republic	1.1%
Luxembourg	1.0%
China	0.8%
Peru	0.5%
Cash Equivalents [2]	0.7%
Other Assets and Liabilities--Net [3]	1.1%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 See Statement of Assets and Liabilities.

At November 30, 2005, the Fund's sector classification composition 4 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	21.8%
Energy	14.4%
Information Technology	12.0%
Healthcare	9.8%
Consumer Staples	9.2%
Consumer Discretionary	8.9%
Materials	7.3%
Industrials	6.3%
Telecommunication Services	6.2%
Utilities	2.3%
Cash Equivalents [2]	0.7%
Other Assets and Liabilities--Net [3]	1.1%
TOTAL	100.0%

4 Except for Cash Equivalents, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification System (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

November 30, 2005

Shares			Value in U.S. Dollars
		COMMON STOCKS--98.2%
		Automobiles & Components--0.9%
271,000		Hino Motors Ltd.	$1,668,277
		Banks--14.5%
39,960		BNP Paribas SA	3,145,114
115,300		Banche Popolari Unite Scrl	2,526,913
240,000		Barclays PLC	2,436,157
26,400		KBC Groupe	2,285,791
184		Mitsubishi UFJ Financial Group, Inc.	2,325,679
400		Mizuho Financial Group, Inc.	2,804,641
50,131		National Bank of Greece	1,955,063
65,900		OTP Bank RT	2,161,502
62,019		Royal Bank of Scotland PLC, Edinburgh	1,762,181
100,200		Skand Enskilda BKN, Class A	1,880,589
260		Sumitomo Mitsui Financial Group, Inc.	2,436,348
		TOTAL	25,719,978
		Capital Goods--5.1%
50,000		European Aeronautic Defence and Space Co.	1,847,228
19,400		SMC Corp.	2,592,238
379,000		Shimizu Corp.	2,473,761
29,600		Siemens AG	2,237,871
		TOTAL	9,151,098
		Commercial Services & Supplies--1.1%
29,200		Grupo Ferrovial, SA	2,032,208
		Consumer Durables & Apparel--0.8%
535,000		Techtronic Industries Co.	1,362,578
		Diversified Financials--4.4%
61,000		ING Groep N.V.	1,970,959
57,267		iShares MSCI South Korea	2,335,921
28,300		UBS AG	2,596,700
1,449,000		Yuanta Core Pacific Securities Co.	867,345
		TOTAL	7,770,925
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Energy--14.4%
381,460		BP PLC	$4,189,376
3,316,000		China Petroleum and Chemical Corp. (Sinopec)	1,490,791
38,900		EnCana Corp.	1,726,185
343,500		Nippon Mining Holdings, Inc.	2,250,852
34,100		OMV AG	1,879,116
60,600		Petro-Canada	2,314,088
30,240		Petroleo Brasileiro SA, ADR	2,044,224
85,300	[1]	Precision Drilling Trust	2,659,654
15,700		Tenaris SA, ADR	1,755,260
11,510		Total SA, Class B	2,876,615
37,800	[1]	Transocean Sedco Forex, Inc.	2,413,152
		TOTAL	25,599,313
		Food & Staples Retailing--1.0%
34,400		Sundrug Co. Ltd.	1,760,011
		Food Beverage & Tobacco--8.2%
225,200		Cadbury Schweppes PLC	2,157,986
36,600		Carlsberg A/S, Class B	1,903,868
159,100		Diageo PLC	2,290,695
31,500		Fomento Economico Mexicano, SA de C.V., ADR	2,141,685
84,100		Imperial Tobacco Group PLC	2,501,550
120		Japan Tobacco, Inc.	1,610,078
46,860	[1]	Koninklijke Numico NV	1,931,469
		TOTAL	14,537,331
		Healthcare Equipment & Services--1.1%
21,100		Fresenius Medical Care AG	2,001,081
		Insurance--3.0%
92,320		AXA	2,768,607
17,100		Allianz AG	2,484,385
		TOTAL	5,252,992
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Materials--7.3%
155,900		BHP Billiton Ltd.	$2,507,714
50,900		Bayer AG	2,028,269
34,500		Cia de Minas Buenaventura SA, Class B, ADR	966,690
64,100		Companhia Vale Do Rio Doce, ADR	2,425,544
55,900		Japan Synth Rubber	1,357,040
46,000		Rio Tinto PLC	1,868,901
295,000		Taiyo Nippon Sanso Corp.	1,890,312
		TOTAL	13,044,470
		Media--4.9%
31,875		Grupo Televisa SA, GDR	2,530,875
1,047,700		ITV PLC	1,953,408
30,800		Lagardere S.C.A.	2,175,744
70,700		Vivendi Universal SA	2,039,683
		TOTAL	8,699,710
		Pharmaceuticals & Biotechnology--8.7%
107,451		GlaxoSmithKline PLC	2,660,233
44,700		Novartis AG	2,332,109
13,510		Roche Holding AG	2,021,682
26,192		Sanofi-Aventis	2,107,101
97,700		Shire Pharmaceuticals Group PLC, ADR	3,569,958
50,100		Takeda Pharmaceutical Co. Ltd.	2,740,132
		TOTAL	15,431,215
		Retailing--2.3%
836,000		Li & Fung Ltd.	1,685,135
20,600		Shimamura Co. Ltd.	2,484,783
		TOTAL	4,169,918
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Semiconductors & Semiconductor Equipment--4.5%
32,000		Advantest Corp.	$2,887,407
845,800		ARM Holdings PLC	1,772,662
2,587,000		Nanya Technology Corp.	1,300,728
2,100	[1]	Sumco Corp.	80,978
208,400		Taiwan Semiconductor Manufacturing Co., ADR	1,996,472
		TOTAL	8,038,247
		Software & Services--3.1%
85,400	[1]	Amdocs Ltd.	2,257,122
36,200	[1]	Atos SA	2,427,890
236,700		Misys PLC	885,891
		TOTAL	5,570,903
		Technology Hardware & Equipment--4.4%
51,000		Canon, Inc.	2,867,963
149,000		High Tech Computer Corp.	2,205,791
111,810		Nokia Oyj	1,909,109
37,100		Omron Corp.	843,662
		TOTAL	7,826,525
		Telecommunication Services--6.2%
77,150		France Telecommunications	1,930,071
85,500		Hellenic Telecommunication Organization SA	1,832,498
270,600		Koninklijke KPN NV	2,676,031
500		Nippon Telegraph & Telephone Corp.	2,259,662
1,064,879		Vodafone Group PLC	2,287,133
		TOTAL	10,985,395
		Utilities--2.3%
69,200		CEZ A.S.	1,928,664
236,300		Scottish Power PLC	2,163,829
		TOTAL	4,092,493
		TOTAL COMMON STOCKS (IDENTIFIED COST $151,803,727)	174,714,668
Principal Amount			Value in U.S. Dollars
		REPURCHASE AGREEMENT--0.7%
$1,158,000		Interest in $3,275,000,000 joint repurchase agreement 4.04%, dated 11/30/2005, under which Bank of America N.A will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $3,275,367,528 on 12/1/2005. The market value of the underlying securities at the end of the period was $3,340,500,000. (AT AMORTIZED COST)	$1,158,000
		TOTAL INVESTMENTS--98.9% (IDENTIFIED COST $152,961,727) [2]	175,872,668
		OTHER ASSETS AND LIABILITIES - NET--1.1%	2,018,639
		TOTAL NET ASSETS--100%	$177,891,307

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $153,188,952.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2005

Assets:
Total investments in securities, at value (identified cost $152,961,727)		$175,872,668
Cash denominated in foreign currencies (identified cost $1,700)		1,708
Cash		1,337
Income receivable		345,958
Receivable for investments sold		2,025,182
Receivable for shares sold		58,120
Other assets		24,533
TOTAL ASSETS		178,329,506
Liabilities:
Payable for shares redeemed	$239,408
Payable for transfer and dividend disbursing agent fees and expenses	51,114
Payable for distribution services fee (Note 5)	26,936
Payable for shareholder services fee (Note 5)	32,169
Payable for auditing fees	23,895
Payable for custodian fees	33,258
Payable for taxes	11,777
Accrued expenses	19,642
TOTAL LIABILITIES		438,199
Net assets for 17,059,536 shares outstanding		$177,891,307
Net Assets Consist of:
Paid-in capital		$159,709,546
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		22,912,694
Accumulated net realized loss on investments and foreign currency transactions		(6,056,928)
Undistributed net investment income		1,325,995
TOTAL NET ASSETS		$177,891,307

Statement of Assets and Liabilities-continued

November 30, 2005

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($134,084,093 ÷ 12,698,372 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$10.56
Offering price per share (100/94.50 of $10.56) [1]	$11.17
Redemption proceeds per share (98.00/100 of $10.56) [1]	$10.35
Class B Shares:
Net asset value per share ($21,913,774 ÷ 2,184,070 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$10.03
Offering price per share	$10.03
Redemption proceeds per share (92.50/100 of $10.03) [1]	$ 9.28
Class C Shares:
Net asset value per share ($21,893,440 ÷ 2,177,094 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$10.06
Offering price per share (100/99.00 of $10.06) [1]	$10.16
Redemption proceeds per share (97.00/100 of $10.06) [1]	$ 9.76

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2005

Investment Income:
Dividends (net of foreign taxes withheld of $390,095)			$4,265,776
Interest			128,821
TOTAL INCOME			4,394,597
Expenses:
Investment adviser fee (Note 5)		$1,986,350
Administrative personnel and services fee (Note 5)		230,000
Custodian fees		94,679
Transfer and dividend disbursing agent fees and expenses		273,391
Directors'/Trustees' fees		2,298
Auditing fees		24,383
Legal fees		8,210
Portfolio accounting fees		55,932
Distribution services fee--Class B Shares (Note 5)		180,069
Distribution services fee--Class C Shares (Note 5)		132,083
Shareholder services fee--Class A Shares (Note 5)		254,597
Shareholder services fee--Class B Shares (Note 5)		60,023
Shareholder services fee--Class C Shares (Note 5)		43,559
Share registration costs		34,834
Printing and postage		14,304
Insurance premiums		8,675
Taxes		14,175
Interest expense		673
Miscellaneous		4,352
TOTAL EXPENSES		3,422,587
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(478,806)
Waiver of administrative personnel and services fee	(43,412)
Waiver of shareholder services fee--Class A Shares	(7,484)
Reimbursement of shareholders services fee--Class A Shares	(73,726)
Fees paid indirectly from directed brokerage arrangements	(8,494)
TOTAL WAIVERS		(611,922)
Net expenses			2,810,665
Net investment income			1,583,932
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $4,829)			13,022,809
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			5,663,436
Net realized and unrealized gain on investments and foreign currency transactions			18,686,245
Change in net assets resulting from operations			$20,270,177

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,583,932	$89,353
Net realized gain on investments and foreign currency transactions	13,022,809	9,703,000
Net increase due to reimbursement from Adviser (Note 5)	--	66,753
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	5,663,436	7,393,430
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,270,177	17,252,536
Share Transactions:
Proceeds from sale of shares	59,959,054	38,125,202
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated European Equity Fund	--	18,196,700
Cost of shares redeemed	(44,046,719)	(19,862,637)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	15,912,335	36,459,265
Change in net assets	36,182,512	53,711,801
Net Assets:
Beginning of period	141,708,795	87,996,994
End of period (including undistributed net investment income (loss) of $1,325,995 and $(6,194), respectively)	$177,891,307	$141,708,795

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2005

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated International Capital Appreciation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A, Class B and Class C Shares. All shares of the Fund have equal rights with respect to voting except on class-specific matters. The primary investment objective of the Fund is to provide long-term growth of capital.

On October 22, 2004, the Fund received a tax-free transfer of assets from Federated European Equity Fund as follows:

Share Class	Shares of the Fund Issued	Federated European Equity Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of Fund Prior to Combination	Net Assets of Federated European Equity Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Class A	584,749	$ 5,058,079	$1,543,867	$ 86,909,677	$ 5,058,079	$ 91,967,756
Class B	817,271	6,783,346	404,656	17,338,578	6,783,346	24,121,924
Class C	763,855	6,355,275	234,499	7,590,651	6,355,275	13,945,926
TOTAL	2,165,875	$ 18,196,700	$2,183,022	$111,838,906	$18,196,700	$130,035,606

1 Unrealized Appreciation is included in the Federated European Equity Fund net assets received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income and listed corporate bonds are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investment in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase and reverse repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. At November 30, 2005, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended November 30	2005		2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,830,960	$46,664,264	3,379,200	$29,523,203
Shares issued in connection with tax-free transfer of assets from Federated European Equity Fund	--	--	584,749	5,058,079
Shares redeemed	(2,953,826)	(29,229,201)	(1,452,413)	(12,443,962)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,877,134	$17,435,063	2,511,536	$22,137,320

Year Ended November 30	2005		2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	352,984	$3,332,723	483,355	$4,041,467
Shares issued in connection with tax-free transfer of assets from Federated European Equity Fund	--	--	817,271	6,783,346
Shares redeemed	(1,036,890)	(9,770,418)	(638,546)	(5,223,365)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(683,906)	$(6,437,695)	662,080	$5,601,448

Year Ended November 30	2005		2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,054,322	$9,962,067	547,452	$4,560,532
Shares issued in connection with tax-free transfer of assets from Federated European Equity Fund	--	--	763,855	6,355,275
Shares redeemed	(537,554)	(5,047,100)	(262,412)	(2,195,310)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	516,768	$4,914,967	1,048,895	$8,720,497
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,709,996	$15,912,335	4,222,511	$36,459,265

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, foreign capital gains tax and foreign currency options reclassifications. For the year ended November 30, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(6,194)	$(251,743)	$257,937

Net investment income (loss), net realized gains (losses), as disclosed on the Statement of Operations and net assets and net assets were not affected by this reclassification.

As of November 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,311,747
Undistributed long-term capital gain	$3,816,784
Net unrealized appreciation	$22,685,469
Capital loss carryforward	$(9,646,487)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the tax deferral of losses from wash sales.

At November 30, 2005, the cost of investments for federal tax purposes was $153,188,952. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $22,683,716. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,160,904 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,477,188.

At November 30, 2005, the Fund had a capital loss carryforward of $(9,646,487) which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$(3,601,062)
2009	$ (5,172,122)
2010	$ (873,303)

As a result of the tax-free transfer of assets from Federated European Equity Fund, certain capital loss carryforwards listed above may be limited.

The Fund used capital loss carryforwards of $9,402,845 to offset taxable capital gains realized during the year ended November 30, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2005, the Adviser voluntarily waived $478,806 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2005, the net fee paid to FAS was 0.117% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the year ended November 30, 2005, Class A Shares did not incur a distribution services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the year ended November 30, 2005, FSC retained $12,088 of fees paid by the Fund.

Sales Charges

For the year ended November 30, 2005, FSC retained $11,866 in sales charges from the sale of Class A Shares. FSC also retained $1,302 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

Effective May 15, 2004, the Fund began imposing a 2.00% redemption fee to shareholders of the Fund's Class A Shares who redeem shares held for 30 days or less. Effective August 1, 2004, the Fund began imposing a 2.00% redemption fee to shareholders of the Fund's Class B Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Investment Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the year ended November 30, 2005, the redemption fees for Class A Shares, Class B Shares, and Class C Shares amounted to $1,758, $379 and $261, respectively. For the year ended November 30, 2004 the redemption fees for Class A Shares, Class B Shares, and Class C Shares amounted to $1,498, $49 and $102, respectively.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended November 30, 2005, FSSC voluntarily waived $7,484 of its fee. For the year ended November 30, 2005, FSSC retained $72,386 of fees paid by the Fund.

Commencing on August 1, 2005, and continuing through January 28, 2006, FSSC is reimbursing daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of the shareholder service fee agreement. This reimbursement amounted to $73,726 for the year ended November 30, 2005.

Other

Federated retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Directors of the Fund retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser contributed $66,753 to the Fund during fiscal year 2004, which relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing time.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2005 were as follows:

Purchases	$215,897,885
Sales	$196,712,590

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2005, the diversification of countries was as follows:

Country	Percentage of Net Assets	Country	Percentage of Net Assets
Japan	21.0%	Hungary	1.2%
United Kingdom	19.5%	Spain	1.1%
France	12.0%	Czech Republic	1.1%
Germany	4.9%	Denmark	1.1%
Switzerland	3.9%	Finland	1.1%
Canada	3.8%	Sweden	1.1%
Netherlands	3.7%	Austria	1.1%
Taiwan	3.6%	Luxembourg	1.0%
Mexico	2.6%	China	0.8%
Brazil	2.5%	Peru	0.5%
Greece	2.1%
Hong Kong	1.7%
Italy	1.4%
Australia	1.4%
United States	1.4%
Korea	1.3%
Belgium	1.3%

8. LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of November 30, 2005, there were no outstanding loans. During the year ended November 30, 2005, the maximum outstanding borrowing was $3,318,000. The fund had an average outstanding daily balance of $638,556 with a high and low interest rate of 3.125% and 4.50%, respectively, representing only the days the LOC was utilized. Interest expense totaled $673 for the year ended November 30, 2005.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF FEDERATED WORLD INVESTMENT SERIES, INC. AND SHAREHOLDERS OF FEDERATED INTERNATIONAL CAPITAL APPRECIATION FUND:

We have audited the accompanying statement of assets and liabilities of Federated International Capital Appreciation Fund (the "Fund") (one of the portfolios constituting Federated World Investment Series, Inc.) as of November 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated International Capital Appreciation Fund, a portfolio of Federated World Investment Series, Inc., at November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 13, 2006

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Corporation comprised four portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated) and Passport Research II, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: January 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant;

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University. Executive Vice President, DVC Group, Inc. (marketing communications and technology).

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 199	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1994	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations:. Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.; Senior Vice President and Controller of Federated Investors, Inc.

Previous Positions: Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Anderson & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ended December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ended December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated International Capital Appreciation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U813
Cusip 31428U797
Cusip 31428U789

G02270-01 (1/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International High Income Fund

Established 1996

A Portfolio of Federated World Investment Series, Inc.

10TH ANNUAL SHAREHOLDER REPORT

November 30, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2005		2004	2003	2002		2001
Net Asset Value, Beginning of Period	$8.69		$8.56	$7.09	$7.22		$7.01
Income From Investment Operations:
Net investment income	0.59	[1]	0.67	0.71	0.80	[1,2]	0.82
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.34		0.20	1.43	(0.17	) [2]	0.21
TOTAL FROM INVESTMENT OPERATIONS	0.93		0.87	2.14	0.63		1.03
Less Distributions:
Distributions from net investment income	(0.60)		(0.74)	(0.67)	(0.76)		(0.80)
Distributions from paid in capital [3]	--		--	--	--		(0.02)
TOTAL DISTRIBUTIONS	(0.60)		(0.74)	(0.67)	(0.76)		(0.82)
Net Asset Value, End of Period	$9.02		$8.69	$8.56	$7.09		$7.22
Total Return [4]	11.08	% [5]	10.73%	31.27%	9.06%		15.33%

Ratios to Average Net Assets:
Net expenses	1.07%		1.16%	1.16%	1.16%		1.16%
Net investment income	6.64%		7.11%	8.37%	11.07	% [2]	12.16%
Expense waiver/reimbursement [6]	0.45%		0.37%	0.31%	0.44%		0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$95,330		$66,396	$70,690	$75,452		$31,346
Portfolio turnover	74%		39%	108%	120%		161%

1 Per share information is based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.04, decrease net realized and unrealized gain/loss per share by $0.04, and increase the ratio of net investment income to average net assets from 10.52% to 11.07%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.09% on total returns. (See Notes to Financial Statements, Notes 5.)

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$8.69	$8.56	$7.09	$7.22		$7.01
Income From Investment Operations:
Net investment income	0.51 [1]	0.61	0.66	0.75	[1,2]	0.76
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.35	0.19	1.42	(0.17	) [2]	0.22
TOTAL FROM INVESTMENT OPERATIONS	0.86	0.80	2.08	0.58		0.98
Less Distributions:
Distributions from net investment income	(0.53)	(0.67)	(0.61)	(0.71)		(0.75)
Distributions from paid in capital [3]	--	--	--	--		(0.02)
TOTAL DISTRIBUTIONS	(0.53)	(0.67)	(0.61)	(0.71)		(0.77)
Net Asset Value, End of Period	$9.02	$8.69	$8.56	$7.09		$7.22
Total Return [4]	10.23%	9.90%	30.28%	8.26%		14.48%

Ratios to Average Net Assets:
Net expenses	1.91%	1.91%	1.91%	1.91%		1.91%
Net investment income	5.80%	6.34%	7.62%	10.34	% [2]	11.36%
Expense waiver/reimbursement [5]	0.38%	0.37%	0.31%	0.44%		0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$57,496	$69,973	$77,473	$60,477		$54,552
Portfolio turnover	74%	39%	108%	120%		161%

1 Per share information is based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.04, decrease net realized and unrealized gain/loss per share by $0.04, and increase the ratio of net investment income to average net assets from 9.79% to 10.34%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$8.68	$8.55	$7.09	$7.22		$7.01
Income From Investment Operations:
Net investment income	0.51 [1]	0.61	0.67	0.75	[1,2]	0.75
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.35	0.19	1.40	(0.17	) [2]	0.23
TOTAL FROM INVESTMENT OPERATIONS	0.86	0.80	2.07	0.58		0.98
Less Distributions:
Distributions from net investment income	(0.53)	(0.67)	(0.61)	(0.71)		(0.75)
Distributions from paid in capital [3]	--	--	--	--		(0.02)
TOTAL DISTRIBUTIONS	(0.53)	(0.67)	(0.61)	(0.71)		(0.77)
Net Asset Value, End of Period	$9.01	$8.68	$8.55	$7.09		$7.22
Total Return [4]	10.24%	9.90%	30.17%	8.26%		14.47%

Ratios to Average Net Assets:
Net expenses	1.91%	1.91%	1.91%	1.91%		1.91%
Net investment income	5.80%	6.34%	7.62%	10.34	% [2]	11.36%
Expense waiver/reimbursement [5]	0.38%	0.37%	0.31%	0.44%		0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,008	$19,270	$15,260	$9,656		$6,479
Portfolio turnover	74%	39%	108%	120%		161%

1 Per share information is based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.04, decrease net realized and unrealized gain/loss per share by $0.04, and increase the ratio of net investment income to average net assets from 9.79% to 10.34%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

ACTUAL EXPENSES

The first section of the tables below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period and to estimate the expenses that you would have incurred if the Fund's current expense ratios had been in effect throughout the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual and current expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the current expenses shown in the first table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchases or redemption payments. Therefore, the second section of the first table shown below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2005	Ending Account Value 11/30/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,055.80	$5.88
Class B Shares	$1,000	$1,050.60	$9.82
Class C Shares	$1,000	$1,050.60	$9.82
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.35	$5.77
Class B Shares	$1,000	$1,015.49	$9.65
Class C Shares	$1,000	$1,015.49	$9.65

1 Expenses are equal to the Fund's annualized current net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the expenses paid using the current fees as if they had been in effect throughout the most recent one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.14%
Class B Shares	1.91%
Class C Shares	1.91%

	Beginning Account Value 6/1/2005	Ending Account Value 11/30/2005	Expenses Paid During Period [2]
Actual:
Class A Shares	$1,000	$1,055.80	$5.21
Class B Shares	$1,000	$1,050.60	$9.82
Class C Shares	$1,000	$1,050.60	$9.82
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.00	$5.11
Class B Shares	$1,000	$1,015.49	$9.65
Class C Shares	$1,000	$1,015.49	$9.65

2 Expenses are equal to the Fund's annualized net expense ratios in effect during the period multiplied by the average account value over the period, multiplied by 183/365 (to reflect expenses paid during the most recent one-half year period). The expense ratios for this Fund were reduced for an expense adjustment during the most recent one-half year period. This table shows the actual expenses paid during the period. The annualized net expense ratios in effect during the period were as follows:

Class A Shares	1.01%
Class B Shares	1.91%
Class C Shares	1.91%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 11.08% for Class A Shares, 10.23% for Class B Shares, and 10.24% for Class C Shares. The total return of the J.P. Morgan Emerging Market Bond Index Global, a broad-based securities market index ("EMBIG")1, was 11.45% during the 12-month reporting period. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the EMBIG.

During the 12-month reporting period, the most significant factors affecting the fund's performance relative to the EMBIG were (1) credit quality of the portfolio securities (which indicate the risk that securities will default); (2) the duration of its portfolio (which indicates the portfolio's price sensitivity to interest rates); and (3) the allocation of securities to corporate credits versus sovereign credits.

For purposes of the following, the discussion will focus on the performance of the fund's Class A Shares.

MARKET OVERVIEW

Emerging debt markets had a solid performance during the fiscal year due to the following global macroeconomic factors: low interest rate environment; global growth; high commodity prices; and general improvement in credit quality2.

1 The JPM-EMBIG is a total return, unmanaged, trade-weighted index for U.S. dollar-denominated debt instruments issued by emerging market sovereign EMBIG and quasi-sovereign entities: Brady bonds, loans, Eurobonds. The JPM-EMBIG tracks total return for issuers in 33 countries. The JPM-EMBIG is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

2 International investing involves special risks including currency risk, increased volatility of foreign securities, political risks, and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in more developed countries.

Despite significant increases in short-term interest rates in the United States, global real interest rates remained low which, in turn, contributed to continued economic growth in key markets such as the United States, China, and India. Higher growth increases the demand for commodities including oil and base metals - whose primary suppliers are emerging market countries. Higher export revenues from commodities, as well as intermediate products, together with improved fiscal accounts have allowed these countries to improve their sovereign credit quality by the repayment of external debt, a reduction in borrowing requirements, and better growth prospects. In this environment, corporate issuers within the commodities sector for most emerging markets were particularly strong performers. In light of these favorable macroeconomic conditions (and most especially the low global interest rate environment), demand for emerging market bonds increased over the reporting period, which further contributed to the sector's positive return relative to other sectors of the global fixed-income market.

CREDIT QUALITY3

During the 12-month reporting period, as compared to the EMBIG, fund management allocated more of its portfolio to the higher quality credits such as Russia, Mexico, and Colombia, and less to lower quality credits such as Brazil, Philippines, and Turkey, which historically trade with higher volatility than higher quality credits. Fund management anticipated a more dramatic adjustment in emerging market debt due to higher interest rates in the United States. However, because of low inflationary pressures in the United States, short-term interest rates in the United States increased only at a gradual pace which allowed emerging market debt - primarily lower quality credits - to remain as an attractive investment alternative for global investors. The fund's emphasis on higher quality credits (rather than the better-performing lower quality credits) detracted from the fund's performance relative to the EMBIG.

3 Investment grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Non-investment grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

DURATION4

During most of the reporting period, fund management allocated a larger percentage of the sovereign bond positions from each country to securities with shorter duration than the equivalent sub-indexes in EMBIG. With the anticipation of a greater adjustment of longer duration securities, the fund was positioned to benefit from higher coupon bonds with short duration and potentially small bond price movements. This strategy initially detracted from fund performance and was later adjusted to align the duration of the fund's sovereign bond positions more closely with the applicable sub-indexes in the EMBIG.

CORPORATE CREDITS

Corporate credits, which are not represented in the EMBIG, are a core component of the fund's portfolio of investments. The corporate portfolio is represented by companies with strong position in each of its markets, in some cases on a global basis. One particular factor that contributed to fund performance was the fund's allocation to corporate issuers within the commodities sector (and, in particular, the oil and gas sub-sectors). Overall, the fund's allocation to corporate credits mostly offset the performance shortfall with respect to the sovereign credits in the portfolio.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management Discussion of Fund Performance, duration is determined using a third-party analytical system.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International High Income Fund (Class A Shares) (the "Fund") from October 2, 1996 (start of performance) to November 30, 2005, compared to the J.P. Morgan Emerging Markets Bond Index Global (JPM-EMBIG)2.

Average Annual Total Return [3] for the Period Ended 11/30/2005
1 Year	6.08%
5 Years	14.23%
Start of Performance (10/2/1996)	8.65%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The JPM-EMBIG has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The JPM-EMBIG is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International High Income Fund (Class B Shares) (the "Fund") from October 2, 1996 (start of performance) to November 30, 2005, compared to the J.P. Morgan Emerging Markets Bond Index Global (JPM-EMBIG)2.

Average Annual Total Return [3] for the Period Ended 11/30/2005
1 Year	4.73%
5 Years	14.19%
Start of Performance (10/2/1996)	8.40%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The JPM-EMBIG has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The JPM-EMBIG is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International High Income Fund (Class C Shares) (the "Fund") from October 2, 1996 (start of performance) to November 30, 2005, compared to the J.P. Morgan Emerging Markets Bond Index Global (JPM-EMBIG)2.

Average Annual Total Return [3] for the Period Ended 11/30/2005
1 Year	8.12%
5 Years	14.18%
Start of Performance (10/2/1996)	8.17%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and maximum contingent deferred sales charge of 1.00% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The JPM-EMBIG has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The JPM-EMBIG is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At November 30, 2005, the Fund's credit-quality ratings composition1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody's Long-Term Ratings as Percentage of Total Net Assets
A	6.4%	A	2.5%
BBB	21.1%	Baa	30.4%
BB	47.1%	Ba	34.2%
B	14.5%	B	20.0%
CCC	1.1%	Caa	1.9%
Not Rated by S&P 2	1.5%	Not Rated by Moody's 2	2.7%
Other Securities [3]	0.7%	Other Securities [3]	0.7%
Cash Equivalents [4]	5.9%	Cash Equivalents [4]	5.9%
Other Assets and Liabilities--Net [5]	1.7%	Other Assets and Liabilities--Net [5]	1.7%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit- quality ratings in the Fund's Statement of Additional Information.

2 Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 2.4% are fixed-income securities (excluding cash equivalents) that do not have long-term, credit-quality ratings by either of these NRSROs.

3 Other Securities include common stocks that do not qualify for credit ratings from an NRSRO.

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.

5 See Statement of Assets and Liabilities.

At November 30, 2005, the Fund's issuer country and currency exposure composition6 were as follows:

Country	Country Exposure as a Percentage of Total Net Assets	Currency Exposure as a Percentage of Total Net Assets
Russia	20.7%	0.0%
Brazil	20.6%	0.0%
Mexico	13.8%	5.4%
Venezuela	9.5%	0.0%
Philippines	6.6%	0.0%
Colombia	5.6%	0.0%
Turkey	4.1%	0.0%
Peru	2.6%	0.0%
Argentina	2.2%	0.0%
Netherlands	1.5%	0.0%
Malaysia	1.3%	0.0%
El Salvador	0.7%	0.0%
Poland	0.7%	0.0%
Spain	0.7%	0.0%
Kazakhstan	0.7%	0.0%
Bulgaria	0.6%	0.0%
Ukrainan SSR	0.5%	0.0%
United States [7]	0.0%	84.3%
Euro	0.0%	2.7%
Cash Equivalents [4]	5.9%	5.9%
Other Assets and Liabilities--Net [5]	1.7%	1.7%
TOTAL	100.0%	100.0%

6 This table depicts the Fund's exposure to various countries and currencies through its investment in foreign fixed-income securities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company (the "Issuer") is incorporated. However, the Fund's adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's office, the location of the principal trading market for the Issuer's securities or the country from which a majority of the Issuer's revenue is derived.

7 Consists of U.S. dollar denominated fixed-income securities issued by an entity not domiciled in the United States.

Portfolio of Investments

November 30, 2005

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCKS--0.7%
		Telecommunications & Cellular--0.7%
1,285,485	[1]	Jazztel PLC (identified cost $1,434,323)	$1,197,314
		CORPORATE BONDS--28.7%
		Banking--2.3%
$1,292,269	[2]	Banco de Galicia y Buenos Aires S.A. de C.V., Series 144A, 11.00%, 1/1/2019	1,331,037
1,150,000	[2]	Kazkommerts International BV, Company Guarantee, Series 144A, 8.00%, 11/3/2015	1,175,875
1,500,000	[2]	VTB Capital SA, Bond, 6.25%, 6/30/2035	1,548,750
		TOTAL	4,055,662
		Beverage & Tobacco--0.7%
1,000,000	[2]	Central European Distribution Corp., Sr. Secd. Note, 8.00%, 7/25/2012	1,263,889
		Brewing--1.5%
2,500,000	[2]	Bavaria, Series 144A, 8.875%, 11/1/2010	2,718,750
		Broadcast Radio & TV--1.7%
2,500,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	2,971,250
		Building Materials--0.6%
1,000,000	[2]	Votorantim Overseas IV, Note, Series 144A, 7.75%, 6/24/2020	1,020,000
		Cable & Wireless Television--1.0%
480,000		Innova S De R.L., 9.375%, 9/19/2013	535,200
2,500,000	1.3	Satelites Mexicanos SA, Sr. Note, 10.125%, 1/31/2006	1,287,500
		TOTAL	1,822,700
		Container & Glass Products--1.1%
790,000		Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007	733,752
1,300,000	[2]	Vitro SA, Note, Series 144A, 11.75%, 11/1/2013	1,202,500
		TOTAL	1,936,252
Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Hotels, Motels, Inns & Casinos--0.9%
$1,500,000	[2]	Grupo Posadas SA de C.V., Sr. Note, 8.75%, 10/4/2011	$1,578,750
		Metals & Mining--1.3%
2,000,000		Alrosa Finance SA, Company Guarantee, 8.875%, 11/17/2014	2,299,700
		Oil & Gas--10.2%
2,500,000		Bluewater Finance Ltd., Company Guarantee, 10.25%, 2/15/2012	2,681,250
5,150,000	[2]	Gaz Capital SA, Note, Series 144A, 8.625%, 4/28/2034	6,476,125
2,200,000	[2]	Gazprom, Note, Series 144A, 9.625%, 3/1/2013	2,640,000
1,250,000	[2]	Pemex Project Funding Master, Series 144A, 6.625%, 6/15/2035	1,229,688
1,900,000		Petronas Capital Ltd., Series REGS, 7.875%, 5/22/2022	2,328,615
3,000,000	[2]	Petrozuata Finance, Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017	2,805,000
		TOTAL	18,160,678
		Sovereign--2.4%
3,250,000	[2]	Aries Vermogensverwaltng, Credit-Linked Note, Series 144A, 9.60%, 10/25/2014	4,180,312
		Steel--1.9%
1,200,000	[2]	CSN Islands IX Corp., Sr. Note, Series 144A, 10.00%, 1/15/2015	1,335,000
1,825,000	[2]	CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.75%, 12/16/2013	1,998,375
		TOTAL	3,333,375
		Telecommunications & Cellular--1.7%
5,500,000		America Movil S.A. de C.V., Bond, 9.00%, 1/15/2016	514,072
2,000,000		Philippine Long Distance Telephone Co., Sr. Unsub., 11.375%, 5/15/2012	2,477,500
		TOTAL	2,991,572
Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Utilities--1.4%
$2,300,000	[2]	National Power Corp., Foreign Gov't. Guarantee, Series 144A, 8.63%, 8/23/2011	$2,424,697
		TOTAL CORPORATE BONDS (IDENTIFIED COST $46,941,643)	50,757,587
		GOVERNMENTS/AGENCIES--63.0%
		Sovereign--63.0%
4,451,038		Argentina, Government of, 12/15/2035	205,861
1,599,079		Argentina, Government of, 8.28%, 12/31/2033	1,342,427
1,300,000		Argentina, Government of, Bond, 3.01%, 8/3/2012	1,021,800
3,250,060		Brazil, Government of, 5.25%, 4/15/2012	3,189,284
6,300,000		Brazil, Government of, 8.875%, 4/15/2024	6,662,250
500,000		Brazil, Government of, 8.875%, 10/14/2019	535,500
2,500,000		Brazil, Government of, 14.50%, 10/15/2009	3,181,250
4,500,000		Brazil, Government of, Bond, 8.25%, 1/20/2034	4,509,000
2,000,000		Brazil, Government of, Bond, 10.125%, 5/15/2027	2,380,000
2,005,000		Brazil, Government of, Note, 8.00%, 1/15/2018	2,110,262
3,750,000		Brazil, Government of, Note, 8.75%, 2/4/2025	3,926,250
2,500,000		Brazil, Government of, Note, 12.00%, 4/15/2010	3,018,750
2,000,000		Brazil, Government of, Unsub., 11.00%, 8/17/2040	2,474,000
900,000		Bulgaria, Government of, Bond, 8.25%, 1/15/2015	1,082,250
2,000,000		Colombia, Government of, 8.25%, 12/22/2014	2,210,000
2,350,000		Colombia, Government of, Bond, 8.125%, 5/21/2024	2,487,475
700,000		Colombia, Government of, Bond, 10.375%, 1/28/2033	902,300
1,200,000		Colombia, Government of, Unsub., 11.375%, 1/31/2008	1,631,690
1,200,000		El Salvador, Government of, Bond, 7.75%, 1/24/2023	1,308,000
8,600,000		Mexican Fixed Rate Bonds, Bond, 8.00%, 12/24/2008	809,249
52,690,500		Mexico, Government of, 8.00%, 12/7/2023	4,555,330
3,620,000		Mexico, Government of, 9.00%, 12/22/2011	350,924
36,518,900		Mexico, Government of, Bond, 8.00%, 12/19/2013	3,358,549
Foreign Currency Par Amount			Value in U.S. Dollars
		GOVERNMENTS/AGENCIES--continued
		Sovereign--continued
$800,000		Mexico, Government of, Bond, 11.50%, 5/15/2026	$1,298,000
3,200,000		Mexico, Government of, Note, 8.125%, 12/30/2019	3,940,640
1,000,000		Peru, Government of, Bond, 7.35%, 7/21/2025	1,033,000
1,200,000		Peru, Government of, Bond, 8.75%, 11/21/2033	1,404,000
1,750,000		Peru, Government of, Note, 9.875%, 2/6/2015	2,170,000
1,000,000		Philippines, Government of, 9.375%, 1/18/2017	1,135,000
1,250,000		Philippines, Government of, 9.875%, 1/15/2019	1,462,500
1,000,000		Philippines, Government of, Note, 8.00%, 1/15/2016	1,045,000
1,400,000		Philippines, Government of, Note, 8.25%, 1/15/2014	1,491,000
725,000		Philippines, Government of, Note, 10.625%, 3/16/2025	895,375
620,000		Philippines, Government of, Sr. Note, 9.50%, 2/2/2030	699,050
13,500,000		Russia, Government of, Unsub., 5.00%, 3/31/2030	15,119,325
2,000,000	[2]	Russia, Government of, Unsub., 11.00%, 7/24/2018	2,945,000
750,000		Russia, Government of, Unsub., 12.75%, 6/24/2028	1,365,750
400,000		Turkey, Government of, 9.50%, 1/15/2014	476,000
3,350,000		Turkey, Government of, 11.00%, 1/14/2013	4,246,125
1,500,000		Turkey, Government of, Note, 7.375%, 2/5/2025	1,513,125
825,000		Turkey, Government of, Sr. Unsub., 12.375%, 6/15/2009	998,250
476,034		Ukraine, Government of, Sr. Note, 10.00%, 3/15/2007	591,944
308,022		Ukraine, Government of, Sr. Note, 11.00%, 3/15/2007	322,237
2,440,000		Venezuela, Government of, 9.375%, 1/13/2034	2,818,200
3,370,000		Venezuela, Government of, Bond, 9.25%, 9/15/2027	3,897,405
6,900,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	6,793,050
550,000		Venezuela, Government of, Par Bond, 6.75%, 3/31/2020	550,550
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $102,062,077)	111,462,927
Principal Amount			Value in U.S. Dollars
		REPURCHASE AGREEMENT--5.9%
$10,380,000		Interest in $3,275,000,000 joint repurchase agreement 4.04%, dated 11/30/2005, under which Bank of America N.A will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $3,275,367,528 on 12/1/2005. The market value of the underlying security at the end of the period was $3,340,500,000.(at amortized cost)	$10,380,000
		TOTAL INVESTMENTS--98.3% (IDENTIFIED COST $160,818,043) [4]	173,797,828
		OTHER ASSETS AND LIABILITIES - NET--1.7%	3,035,792
		TOTAL NET ASSETS--100%	$176,833,620

1 Non-income producing security.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2005, these securities amounted to $37,873,748 which represents 21.4% of total net assets.

3 Issuer has defaulted on final principal payment.

4 The cost of investments for federal tax purposes amounts to $161,408,106.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2005

Assets:
Total investments in securities, at value (identified cost $160,818,043)		$173,797,828
Cash		916
Income receivable		3,066,490
Receivable for investments sold		2,365,521
Receivable for shares sold		599,673
TOTAL ASSETS		179,830,428
Liabilities:
Payable for investments purchased	$2,048,833
Payable for shares redeemed	282,908
Income distribution payable	376,505
Payable for distribution services fee (Note 5)	49,936
Payable for shareholder services fee (Note 5)	33,843
Payable for foreign currency exchange contracts	77,566
Accrued expenses	127,217
TOTAL LIABILITIES		2,996,808
Net assets for 19,607,256 shares outstanding		$176,833,620
Net Assets Consist of:
Paid-in capital		$161,633,520
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		12,897,626
Accumulated net realized gain on investments and foreign currency transactions		2,178,064
Undistributed net investment income		124,410
TOTAL NET ASSETS		$176,833,620

Statement of Assets and Liabilities-continued

November 30, 2005

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($95,329,523 ÷ 10,568,064 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$9.02
Offering price per share (100/95.50 of $9.02) [1]	$9.45
Redemption proceeds per share	$9.02
Class B Shares:
Net asset value per share ($57,496,285 ÷ 6,375,228 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$9.02
Offering price per share	$9.02
Redemption proceeds per share (94.50/100 of $9.02) [1]	$8.52
Class C Shares:
Net asset value per share ($24,007,812 ÷ 2,663,964 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$9.01
Offering price per share (100/99.00 of $9.01) [1]	$9.10
Redemption proceeds per share (99.00/100 of $9.01) [1]	$8.92

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2005

Investment Income:
Interest (net of foreign taxes withheld of $1,335)		$11,989,838
investment income allocated from affiliated partnership (Note 5)		520,689
TOTAL INCOME		12,510,527
Expenses:
Investment adviser fee (Note 5)	$1,378,175
Administrative personnel and services fee (Note 5)	230,000
Custodian fees	48,083
Transfer and dividend disbursing agent fees and expenses	225,488
Directors'/Trustees' fees	2,534
Auditing fees	23,895
Legal fees	8,810
Portfolio accounting fees	49,970
Distribution services fee--Class B Shares (Note 5)	477,164
Distribution services fee--Class C Shares (Note 5)	155,692
Shareholder services fee--Class A Shares (Note 5)	180,322
Shareholder services fee--Class B Shares (Note 5)	159,055
Shareholder services fee--Class C Shares (Note 5)	51,859
Share registration costs	42,422
Printing and postage	23,485
Insurance premiums	8,954
Taxes	43,820
Miscellaneous	4,245
EXPENSES BEFORE ALLOCATION	3,113,973
Expenses allocated from partnership	3,662
TOTAL EXPENSES	3,117,635

Statement of Operations-continued

Year Ended November 30, 2005

Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(563,102)
Waiver of administrative personnel and services fee	(43,379)
Waiver of shareholder services fee--Class A Shares	(3,254)
Reimbursement of shareholders services fee--Class A Shares	(56,033)
TOTAL WAIVERS AND REIMBURSEMENT		$(665,768)
Net expenses			$2,451,867
Net investment income			10,058,660
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions (net of foreign taxes withheld of $39,758 and including net realized gain of $3,704,638 on sales of investments of affiliated issuers)			5,856,921
Net realized gain allocated from partnership			1,721,763
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(1,341,968)
Net realized and unrealized gain on investments, options and foreign currency transactions			6,236,716
Change in net assets resulting from operations			$16,295,376

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,058,660	$10,298,731
Net realized gain on investments including allocation from partnership and foreign currency transactions	7,578,684	2,004,753
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(1,341,968)	1,880,048
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,295,376	14,183,532
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,277,890)	(5,733,061)
Class B Shares	(3,816,467)	(5,792,688)
Class C Shares	(1,245,536)	(1,366,865)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,339,893)	(12,892,614)
Share Transactions:
Proceeds from sale of shares	68,967,103	53,380,588
Net asset value of shares issued to shareholders in payment of distributions declared	5,353,643	6,680,116
Cost of shares redeemed	(59,081,822)	(69,135,578)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	15,238,924	(9,074,874)
Change in net assets	21,194,407	(7,783,956)
Net Assets:
Beginning of period	155,639,213	163,423,169
End of period (including undistributed (distributions in excess of) net investment income of $124,410 and $(298,635), respectively)	$176,833,620	$155,639,213

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2005

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated International High Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting except on class-specific matters.The primary investment objective of the Fund is to seek a high level of current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank or broker to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At November 30, 2005, the Fund had outstanding foreign currency commitments, as follows:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Sold:
1/18/2006	60,807,583 MXN	$5,666,667	$5,723,729	$ (57,062)
1/18/2006	23,997,373 MXN	$2,238,333	$2,258,837	$(20,504)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$ (77,566)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended November 30	2005		2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,835,838	$51,963,102	3,697,666	$31,539,304
Shares issued to shareholders in payment of distributions declared	366,704	3,241,996	467,205	3,963,583
Shares redeemed	(3,278,711)	(29,061,827)	(4,782,522)	(40,197,605)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,923,831	$26,143,271	(617,651)	$(4,694,718)

Year Ended November 30	2005		2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,047,409	$9,303,213	1,515,887	$12,862,732
Shares issued to shareholders in payment of distributions declared	174,091	1,539,971	242,891	2,058,419
Shares redeemed	(2,898,197)	(25,742,039)	(2,757,519)	(23,145,000)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,676,697)	$(14,898,855)	(998,741)	$(8,223,849)

Year Ended November 30	2005		2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	863,830	$7,700,788	1,044,753	$8,978,552
Shares issued to shareholders in payment of distributions declared	64,676	571,676	77,767	658,114
Shares redeemed	(483,428)	(4,277,956)	(687,519)	(5,792,973)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	445,078	$3,994,508	435,001	$3,843,693
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,692,212	$15,238,924	(1,181,391)	$(9,074,874)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, gain on the sale of Emerging Markets Fixed-Income Core Fund and discount accretion/premium amortization on debt securities.

For the year ended November 30, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Distributions in Excess of Net Investment Income	Accumulated Net Realized Gains
$441,890	$704,278	$(1,146,168)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2005 and 2004, was as follows:

	2005	2004
Ordinary income [1]	$10,339,893	$12,892,614

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,108,269
Undistributed long-term capital gains	$4,228,165
Net unrealized appreciation	$12,385,129

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities, defaulted interest and forward foreign currency contracts.

At November 30, 2005, the cost of investments for federal tax purposes was $161,408,106. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $12,389,722. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,428,249 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,038,527.

The Fund used capital loss carryforwards of $(2,171,650) to offset taxable capital gains realized during the year ended November 30, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company (FIMCO), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2005, the Adviser voluntarily waived $563,102 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2005, the net fee paid to FAS was 0.115% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the year ended November 30, 2005, FSC retained $48,176 of fees paid by the Fund.

Sales Charges

For the year ended November 30, 2005, FSC retained $33,439 in sales charges from the sale of Class A Shares. FSC also retained $2,376 of contingent deferred sales charges relating to redemptions of Class C Shares Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended November 30, 2005, FSSC voluntarily waived $3,254 of its fee. For the year ended November 30, 2005, FSSC did not retain any fees paid by the Fund.

Commencing on August 1, 2005, and continuing through November 29, 2005, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $56,033 for the year ended November 30, 2005.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transaction with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the year ended November 30, 2005 are as follows:

Affiliates	Purchase Cost	Sales Proceeds	Dividend Income or Income Allocated From Partnerships	Value
Emerging Markets Fixed Income Core Fund	$0	$11,850,041	$520,689	$0

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2005, were as follows:

Purchases	$121,770,149
Sales	$112,781,838

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2005, the diversification of countries was as follows:

Country	Percentage of Net Assets
Russia	20.7%
Brazil	20.6%
Mexico	13.8%
Venezuela	9.5%
Philippines	6.6%
Colombia	5.6%
Turkey	4.1%
Peru	2.6%
Argentina	2.2%
Netherlands	1.5%
Malaysia	1.3%
El Salvador	0.7%
Poland	0.7%
Spain	0.7%
Kazakhstan	0.7%
Bulgaria	0.6%
Ukrainan SSR	0.5%

8. LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.5% over the federal funds rate. As of November 30, 2005, there were no outstanding loans. During the year ended November 30, 2005, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED WORLD INVESTMENT SERIES, INC. AND SHAREHOLDERS OF FEDERATED INTERNATIONAL HIGH INCOME FUND:

We have audited the accompanying statement of assets and liabilities of the
Federated International High Income Fund, (the "Fund"), (one of the portfolios constituting Federated World Investment Series, Inc.) as of November 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated International High Income Fund a portfolio of Federated World Investment Series, Inc. at November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 13, 2006

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Corporation comprised four portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated) and Passport Research II, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: January 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing communications and technology).

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1994	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.; Senior Vice President and Controller of Federated Investors, Inc.

Previous Positions : Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Anderson & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd (Investment advisory subsidiary of Federated).

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable, fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For the periods ending December 31, 2004, the Fund's performance for the three year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated International High Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U771
Cusip 31428U763
Cusip 31428U755

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Small Company Fund

Established 1996

A Portfolio of Federated World Investment Series, Inc.

10TH ANNUAL SHAREHOLDER REPORT

November 30, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$26.28		$21.50		$15.27		$17.53		$25.00
Income From Investment Operations:
Net investment income (loss)	0.08	[1]	(0.10	) [1]	(0.02	) [1]	(0.08	) [1]	(0.09	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	6.36		4.88		6.25		(2.18)		(7.38)
TOTAL FROM INVESTMENT OPERATIONS	6.44		4.78		6.23		(2.26)		(7.47)
Less Distributions:
Total distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		--
Net Asset Value, End of Period	$32.72		$26.28		$21.50		$15.27		$17.53
Total Return [2]	24.51%		22.23	% [3]	40.80%		(12.89)%		(29.88)%

Ratios to Average Net Assets:
Net expenses	1.88	% [4]	1.98	% [4]	1.99	% [4]	2.07	% [4]	1.97%
Net investment income (loss)	0.28%		(0.43)%		(0.10)%		(0.49)%		(0.42)%
Expense waiver/reimbursement [5]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$245,837		$202,836		$215,691		$169,829		$251,667
Portfolio turnover	79%		63%		76%		101%		166%
Redemption fees consisted of the following per share amounts	--		$0.00	[7]	--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser which had an impact of less than 0.01% on the total return. (See Notes to Financial Statements Note 5).

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.88%, 1.98%, 1.99% and 2.07% for the years ended November 30, 2005, 2004, 2003, and 2002, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

7 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$24.56		$20.24		$14.48		$16.75		$24.06
Income From Investment Operations:
Net investment income (loss)	(0.14	) [1]	(0.27	) [1]	(0.14	) [1]	(0.20	) [1]	(0.24	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	5.92		4.59		5.90		(2.07)		(7.07)
TOTAL FROM INVESTMENT OPERATIONS	5.78		4.32		5.76		(2.27)		(7.31)
Less Distributions:
Total distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		--
Net Asset Value, End of Period	$30.34		$24.56		$20.24		$14.48		$16.75
Total Return [2]	23.53%		21.34	% [3]	39.78%		(13.55)%		(30.38)%

Ratios to Average Net Assets:
Net expenses	2.63	% [4]	2.73	% [4]	2.74	% [4]	2.82	% [4]	2.72%
Net investment income (loss)	(0.52)%		(1.20)%		(0.85)%		(1.24)%		(1.17)%
Expense waiver/reimbursement [5]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$141,634		$169,262		$172,274		$151,312		$227,604
Portfolio turnover	79%		63%		76%		101%		166%
Redemption fees consisted of the following per share amounts	--		$0.00	[7]	--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser which had an impact of 0.05% on the total return. (See Notes to Financial Statements Note 5).

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.63%, 2.73%, 2.74% and 2.82% for the years ended November 30, 2005, 2004, 2003 and 2002, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

7 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$24.53		$20.21		$14.47		$16.73		$24.04
Income From Investment Operations:
Net investment income (loss)	(0.13	) [1]	(0.27	) [1]	(0.14	) [1]	(0.20	) [1]	(0.24	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	5.91		4.59		5.88		(2.06)		(7.07)
TOTAL FROM INVESTMENT OPERATIONS	5.78		4.32		5.74		(2.26)		(7.31)
Less Distributions:
Total distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		--
Net Asset Value, End of Period	$30.31		$24.53		$20.21		$14.47		$16.73
Total Return [2]	23.56	% [3]	21.38	% [3]	39.67%		(13.51)%		(30.41)%

Ratios to Average Net Assets:
Net expenses	2.63	% [4]	2.73	% [4]	2.74	% [4]	2.82	% [4]	2.72%
Net investment income (loss)	(0.49)%		(1.20)%		(0.85)%		(1.24)%		(1.17)%
Expense waiver/reimbursement [5]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$56,292		$51,771		$52,189		$44,432		$69,623
Portfolio turnover	79%		63%		76%		101%		166%
Redemption fees consisted of the following per share amounts	--		$0.00	[7]	--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the years ended November 30, 2005 and 2004, the Fund was reimbursed by the Adviser which had an impact of 0.04% and 0.05%, respectively, on total returns. (See Notes to Financial Statements Note 5).

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.63%, 2.73%, 2.74% and 2.82% for the years ended November 30, 2005, 2004, 2003 and 2002, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

7 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2005	Ending Account Value 11/30/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,181.20	$10.06
Class B Shares	$1,000	$1,176.90	$14.08
Class C Shares	$1,000	$1,177.10	$14.08
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.84	$9.30
Class B Shares	$1,000	$1,012.13	$13.01
Class C Shares	$1,000	$1,012.13	$13.01

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.84%
Class B Shares	2.58%
Class C Shares	2.58%

Management's Discussion of Fund Performance

The fund's average annual total returns for the fiscal year ended November 30, 2005, based upon net asset value, were 24.51% for Class A Shares, 23.53% for Class B Shares, and 23.56% for Class C Shares. The total return of the S&P/Citigroup World ex-U.S. Extended Markets (EMI) Growth Index (S&P/Citigroup EMI Index) was 19.21% 1 for the same period. The fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P/Citigroup EMI Index.

The reporting period witnessed a volatile beginning with U.S. interest rates and global oil prices steadily rising. Oil ( WTI Cushing ) rose 17% and U.S. interest rates rose from 2% to 4%, during the reporting period. Despite these headwinds, foreign markets continued to move higher as consumer spending and low local interest rates enabled foreign companies to report higher earnings growth rates. China's economy continued to grow at roughly 9% this year as their insatiable demand gave way to higher global commodity and raw material prices. Japan seemed to have finally turned the corner this year with consumer spending accelerating and real estate values reflating, at long last. International small companies 2 continued to post impressive year-over-year earnings growth driven by expanding revenue, and on occasion led by pricing power.

1 The S&P/Citigroup EMI Index is an unmanaged index of mostly small capitalization stocks from countries excluding the United States chosen for their growth orientation. The index is unmanaged, and investments cannot be made directly in an index.

2 International small company stocks may be less liquid and subject to greater price volatility than international large company stocks.

European and Asian/Pacific small capitalization stocks' performance posted double-digit returns during the reporting period. The S&P/Citigroup Europe EMI Growth Index returned 14.6% 3 and the S&P/Citigroup Asian Pacific ex-Japan EMI Growth Index gained 27.5%. 4 The S&P/Citigroup Japan EMI Growth Index returned 27.8%, 5 in U.S. dollars with dividends, for the fund's fiscal year.

Foreign currencies experienced a reversal of recent years as they depreciated against the U.S. dollar's strength on U.S. interest rate increases throughout the year. The euro fell 11.2%, and the yen lost 14.0% against the U.S. dollar during the reporting period.

The strength of the dollar this year has largely been attributed to the higher U.S. interest rate environment, which affords foreigners a higher investment return than in their own local lower interest rate markets.

Key drivers of the fund's performance during the reporting period came from investments in the Materials (i.e., steel, copper, etc.), Energy, and Capital Goods sectors. Individual stocks contributing to the fund's performance (all returns in U.S. dollars) included Toho Titanium (3.0% of net assets), a Japanese smelter of titanium; Chiyoda Corporation (1.9% of net assets), a Japanese engineering firm; and Teikoku Oil (0.43% of net assets), a Japanese oil and natural gas developer, producer and distributor.

It is interesting to note, that of the fund's top ten performing stocks, six are Japanese companies, three of which were discussed above.

In general, diversified financial services and commercial services investments held back performance. Stocks that held back performance included Aktiv Kapital (0.57% of net assets) and Vedior (0% of net assets).

International small companies continued to demonstrate leadership in local and global economies bringing value-added services and products. The fund's long-term positioning in Materials (the building blocks of productivity and growth), and Energy (the most basic element required to manufacture goods and distribute them globally), contributed to the fund's gains during the global economic expansion.

International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.

3 The S&P/Citigroup EMI European Growth Index is an unmanaged capitalization-weighted, rules-based benchmark that captures the institutionally investable universe of all European small cap companies with more than USD 100 million in free-float market cap and which are classified as growth stocks, according to S&P/Citigroup style methodology. Investments cannot be made directly in an index.

4 The S&P/Citigroup Asia Pacific ex-Japan EMI Growth Index is a subset of the Global Citigroup Broad Market Index (BMI). The BMI includes all companies within a country that has market capitalization of at least $100 million USD. The EMI represents the lowest 20% of each country's available capital. S&P/Citigroup Asia Pacific ex-Japan EMI Growth Index represents approximately 700 companies from Australia, Hong Kong, New Zealand, Singapore, and South Korea. Each of the companies in this index has market capitalization which falls in the lowest 20% of their home countries BMI and also exhibit strong growth characteristics.

5 The S&P/Citigroup Japan EMI Growth Index is a subset of the global Citigroup Broad Market Index (BMI). The BMI includes all companies within a country that has market capitalization of at least $100 million USD. The EMI represents the lowest 20% of each country's available capital. S&P/Citigroup Japan EMI Growth Index represents approximately 1,400 companies in the lowest 20% of Japan's market capitalization that exhibit strong growth characteristics.

GROWTH OF A $10,000 INVESTMENT--CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Small Company Fund (Class A Shares) (the "Fund") from February 28, 1996 (start of performance) to November 30, 2005 compared to the S&P/Citigroup World ex-U.S. Extended Market Growth Index. 2

Average Annual Total Returns [3] for the Period Ended 11/30/2005
1 Year	17.66%
5 Years	4.34%
Start of Performance (2/28/1996)	13.61%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P/Citigroup World ex-U.S. Extended Market Growth Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P/Citigroup World ex-U.S. Extended Market Growth Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT--CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Small Company Fund (Class B Shares) (the "Fund") from February 28, 1996 (start of performance) to November 30, 2005 compared to the S&P/Citigroup World ex-U.S. Extended Market Growth Index. 2

Average Annual Total Returns [3] for the Period Ended 11/30/2005
1 Year	18.03%
5 Years	4.41%
Start of Performance (2/28/1996)	13.58%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P/Citigroup World ex-U.S. Extended Market Growth Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P/Citigroup World ex-U.S. Extended Market Growth Index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT--CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Small Company Fund (Class C Shares) (the "Fund") from February 28, 1996 (start of performance) to November 30, 2005 compared to the S&P/Citigroup World ex-U.S. Extended Market Growth Index. 2

Average Annual Total Returns [3] for the Period Ended 11/30/2005
1 Year	21.33%
5 Years	4.54%
Start of Performance (2/28/1996)	13.30%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and contingent deferred sales charge of 1.00%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10.000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P/Citigroup World ex-U.S. Extended Market Growth Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P/Citigroup World ex-U.S. Extended Market Growth Index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At November 30, 2005, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
Japan	33.5%
United Kingdom	8.9%
France	7.4%
Canada	6.0%
Switzerland	5.2%
Italy	4.9%
Norway	3.8%
Germany	3.7%
Spain	2.7%
Belgium	2.6%
Singapore	2.5%
Austria	2.4%
Ireland	2.2%
Netherlands	2.0%
Australia	2.0%
India	1.6%
Hong Kong	1.5%
Denmark	1.3%
United States	1.0%
Sweden	0.8%
Israel	0.7%
Greece	0.6%
Cash Equivalents [2]	3.7%
Other Assets and Liabilities [3]	(1.0)%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Equivalents include any investments in mutual funds and/or overnight repurchase agreements.

3 See Statement of Assets and Liabilities.

At November 30, 2005, the Fund's sector classification composition 4 was as follows:

Sector Classification	Percentage of Total Net Assets
Consumer Discretionary	21.8%
Industrials	20.5%
Materials	17.7%
Energy	12.7%
Information Technology	9.5%
Financials	6.9%
Consumer Staples	4.1%
Healthcare	3.2%
Telecommunication Services	0.9%
Cash Equivalents [2]	3.7%
Other Assets and Liabilities [3]	(1.0)%
TOTAL	100.0%

4 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification System (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

November 30, 2005

Shares			Value
		COMMON STOCKS--97.6%
		Automobiles & Components--3.0%
283,000		Koito Manufacturing Co., Ltd.	$4,057,255
438,000		Nhk Spring Co.	4,186,270
124,100		Showa Corp.	2,063,115
206,000		Sumitomo Rubber Industries Inc.	2,775,697
		TOTAL	13,082,337
		Banks--2.2%
256,500		Anglo Irish Bank Corp. PLC	3,538,240
234,500		DePfa Bank PLC	3,516,770
193,700		Kensington Group PLC	2,533,751
		TOTAL	9,588,761
		Capital Goods--11.7%
175,200		Abengoa SA	2,599,418
31,600		Andritz AG	3,156,095
21,800		Bekaert NV	1,719,690
4,500		Geberit International AG	3,309,760
230,400		Hitachi Construction Machinery Co., Ltd.	4,445,400
894,000		Keppel Corp., Ltd.	6,181,651
348,000		Koyo Seiko Co.	6,072,850
66,100		Miura Co., Ltd.	1,502,110
314,000		Nabtesco Corp.	3,496,807
1,043,000		Nachi Fujikoshi Corp.	5,062,130
166,000		Nsk	1,075,461
2,123,000		Sembcorp Marine Ltd.	3,337,323
3,640,600	[1]	Stanelco PLC	834,121
168,700		THK Co., Ltd.	4,447,182
43,600		Univar NV	1,798,415
50,100		Zodiac SA	2,994,353
		TOTAL	52,032,766
Shares			Value
		COMMON STOCKS--continued
		Commercial Services & Supplies--5.6%
27,100		Bourbon SA	$2,243,627
438,000		Chiyoda Corp.	8,459,835
36,504		Grupo Ferrovial, SA	2,540,538
1,484,500		Hays PLC	3,075,250
256,000		JGC Corp.	4,634,668
59,500		SNC-Lavalin Group, Inc.	3,683,273
		TOTAL	24,637,191
		Consumer Durables & Apparel--5.3%
68,669		Bulgari SpA	705,812
403,000		Hitachi Koki Co.	6,379,282
14,625		Puma AG Rudolf Dassler Sport	3,945,517
14,520		Swatch Group AG, Class B	2,086,170
2,283,500		Techtronic Industries Co.	5,815,790
40,100		Tod's SpA	2,512,542
140,800		Tohoku Pioneer Corp.	1,831,530
		TOTAL	23,276,643
		Consumer Services--4.2%
433,800		A.B.C. Learning Centres	2,316,590
424,754		Enterprise Inns PLC	6,361,276
74,800		Lottomatica SpA	2,548,818
346,816		Punch Taverns PLC	4,944,502
305,140		William Hill PLC	2,670,403
		TOTAL	18,841,589
		Diversified Financials--1.7%
177,900		Aktiv Kapital ASA	2,523,224
3,045,000	[1]	Infrastructure Development Finance Co., Ltd.	4,956,668
		TOTAL	7,479,892
		Energy--14.5%
186,400		ERG SpA	4,575,777
125,900		Ensign Energy Services, Inc.	4,601,531
158,200	[1]	Fred Olsen Energy ASA	4,645,609
101,600		Fugro NV	2,994,662
Shares			Value
		COMMON STOCKS--continued
		Energy--continued
586,500		Hunting PLC	$3,109,767
95,800	[1]	Precision Drilling Corp.	2,956,978
123,900		ProSafe ASA	4,440,534
57,100	[1]	Q-Cells AG	3,426,636
41,800		SBM Offshore NV	3,272,435
194,600		Saipem SpA	2,980,097
357,300		Showa Corp.	4,022,033
33,500		Solarworld AG	4,625,526
311,000	[1]	Stolt Offshore SA	3,231,268
66,500	[1]	TGS Nopec Geophysical Co. ASA	2,557,839
78,732		Technip SA	4,450,741
172,000		Teikoku Oil Co.	1,914,969
34,600	[1]	Trican Oilwell Services Ltd.	1,438,392
87,100	[1]	Western Oil Sands, Inc., Class A	2,017,265
941,900		Wood Group (John) PLC	3,317,824
		TOTAL	64,579,883
		Food & Staples Retailing--1.6%
115,500	[1]	Alimentation Couche-Tard, Inc., Class B	2,196,841
2,438,000	[1]	Olam International Ltd.	2,205,552
50,500		Sundrug Co., Ltd.	2,583,737
		TOTAL	6,986,130
		Food Beverage & Tobacco--2.1%
482,400		Davide Campari - Milano SpA	3,219,124
186,000		IAWS Group PLC	2,613,332
2,105		Lindt & Spruengli AG	3,541,884
		TOTAL	9,374,340
		Health Care Equipment & Services--1.6%
190,000		GN Store Nord AS	2,253,773
149,888		Getinge AB, Class B	1,923,622
73,000		Phonak Holding AG	3,106,109
		TOTAL	7,283,504
		Insurance--0.5%
97,400		Industrial Alliance Life Insurance Co.	2,316,762
Shares			Value
		COMMON STOCKS--continued
		Materials--17.3%
47,250		Boehler-Uddeholm AG	$7,709,527
263,000		Daido Steel Co., Ltd.	1,900,532
670,200		Iluka Resources Ltd.	3,896,071
45,200		Imerys SA	3,144,159
46,200		K&S AG	2,925,593
963,000		Mitsubishi Materials Corp.	3,887,202
72,105		Novozymes A/S, Class B	3,614,807
535,000		Pacific Metals Co., Ltd.	2,437,882
430,000		Sumitomo Metal Mining Co., Ltd.	4,325,113
549,000		Taiyo Nippon Sanso Corp.	3,517,903
154,900		Teck Corp., Class B	7,110,012
109,400		Toho Titanium	13,250,642
550,000		Toho Zinc Co., Ltd.	2,531,507
293,000		Tokuyama Corp.	3,369,774
800,000		Tubacex SA	3,548,887
1,569,000		Ube Industries	4,020,426
53,000		Umicore	5,712,159
		TOTAL	76,902,196
		Media--1.1%
513		Gendai Agency, Inc.	1,922,519
180,000	[1]	Trader Classified Media NV	2,748,088
		TOTAL	4,670,607
		Pharmaceuticals & Biotechnology--1.6%
35,450	[1]	Actelion Ltd.	3,443,970
222,400		Recordati SpA	1,560,148
60,606		Stada Arzneimittel AG	1,932,448
		TOTAL	6,936,566
		Real Estate--2.1%
100,500		Diamond City Co., Ltd.	4,321,505
84,500		Leopalace21 Corp.	2,688,564
35,500		Orco Property	2,399,923
		TOTAL	9,409,992
Shares			Value
		COMMON STOCKS--continued
		Retailing--8.4%
60,200		Don Quijote Co., Ltd.	$4,443,839
338,700	[1]	Geox SpA	3,725,726
169,400		Germanos SA	2,736,431
29,100		Nitori Co.	2,161,585
62,100		Point, Inc.	4,073,699
92,200		Ryohin Keikaku Co., Ltd.	6,040,157
32,400		Shimamura Co., Ltd.	3,908,105
544,360		The Carphone Warehouse PLC	2,155,555
135	[1]	Village Vanguard Co., Ltd.	2,300,307
56,600		Yamada Denki	5,750,851
		TOTAL	37,296,255
		Semiconductors & Semiconductor Equipment--3.8%
1,712,200		ARM Holdings PLC	3,588,498
255,800	[1]	CSR PLC	3,726,998
241,400	[1]	Silicon-On-Insulator Technologies (SOITEC)	4,216,126
61,200	[1]	Sumco Corp.	2,359,937
621,400	[1]	Wolfson Microelectronics PLC	3,105,441
		TOTAL	16,997,000
		Software & Services--3.3%
141,075	[1]	Check Point Software Technologies Ltd.	3,003,487
65,800		Dassault Systemes SA	3,635,843
170,000		Indra Sistemas SA	3,351,742
1,404,000		SinoCom Software Group Ltd.	968,638
31,844	[1]	Tele Atlas NV	731,734
111,200	[1]	TradeDoubler AB	1,528,560
45,000		Trend Micro Inc.	1,507,683
		TOTAL	14,727,687
		Technology Hardware & Equipment--2.4%
73,450	[1]	Logitech International SA	3,362,118
75,850		Neopost SA	7,152,294
		TOTAL	10,514,412
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Telecommunication Services--0.9%
25,000	[1]	Mobistar SA	$2,017,486
108,400	[1]	Telenet Group Holding NV	2,095,980
		TOTAL	4,113,466
		Transportation--2.7%
17,550		Kuehne & Nagel International AG - Reg	4,701,527
275,000		Toll Holdings Ltd.	2,810,486
46,600		UTI Worldwide, Inc.	4,533,714
		TOTAL	12,045,727
		TOTAL COMMON STOCKS (IDENTIFIED COST $285,203,480)	433,093,706
		MUTUAL FUND--0.5%
58,993		India Fund, Inc. (IDENTIFIED COST $1,445,264)	2,281,259
		REPURCHASE AGREEMENT--2.9%
$12,634,000		Interest in $3,275,000,000 joint repurchase agreement 4.04%, dated 11/30/2005, under which Bank of America N.A., will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $3,275,367,528 on 12/1/2005. The market value of the underlying security at the end of the period was $3,340,500,000	12,634,000
		TOTAL INVESTMENTS--101.0% (IDENTIFIED COST $299,282,744) [2]	448,008,965
		OTHER ASSETS AND LIABILITIES - NET--(1.0)%	(4,246,366)
		TOTAL NET ASSETS--100%	$443,762,599

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $303,525,539.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2005

Assets:
Total investments in securities, at value (identified cost $299,282,744)		$448,008,965
Income receivable		541,186
Receivable for investments sold		4,675,289
Receivable for shares sold		557,321
Other assets		239,310
TOTAL ASSETS		454,022,071
Liabilities:
Payable for investments purchased	$6,424,819
Payable to bank	2,403,668
Payable for shares redeemed	718,068
Payable for foreign currency exchange contracts	9,970
Payable for transfer and dividend disbursing agent fees and expenses	242,708
Payable for distribution services fee (Note 5)	168,812
Payable for shareholder services fee (Note 5)	39,655
Accrued expenses	251,772
TOTAL LIABILITIES		10,259,472
Net assets for 14,038,282 shares outstanding		$443,762,599
Net Assets Consist of:
Paid-in capital		$390,414,737
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		148,674,790
Accumulated net realized loss on investments and foreign currency transactions		(92,525,069)
Accumulated net investment income (loss)		(2,801,859)
TOTAL NET ASSETS		$443,762,599
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($245,836,994 ÷ 7,513,339 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$32.72
Offering price per share (100/94.50 of $32.72) [1]		$34.62
Redemption proceeds per share (98.00/100 of $32.72) [1]		$32.07
Class B Shares:
Net asset value per share ($141,633,783 ÷ 4,667,612 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$30.34
Offering price per share		$30.34
Redemption proceeds per share (92.50/100 of $30.34) [1]		$28.06
Class C Shares:
Net asset value per share ($56,291,822 ÷ 1,857,331 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$30.31
Offering price per share (100/99.00 of $30.31) [1]		$30.62
Redemption proceeds per share (97.00/100 of $30.31) [1]		$29.40

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2005

Investment Income:
Dividends (net of foreign taxes withheld of $826,845)			$8,990,308
Interest			264,706
TOTAL INCOME			9,255,014
Expenses:
Investment adviser fee (Note 5)		$5,412,548
Administrative personnel and services fee (Note 5)		346,720
Custodian fees		243,343
Transfer and dividend disbursing agent fees and expenses		810,662
Directors'/Trustees' fees		4,678
Auditing fees		24,383
Legal fees		8,310
Portfolio accounting fees		59,706
Distribution services fee--Class A Shares (Note 5)		557,205
Distribution services fee--Class B Shares (Note 5)		1,173,981
Distribution services fee--Class C Shares (Note 5)		401,939
Shareholder services fee--Class B Shares (Note 5)		391,327
Shareholder services fee--Class C Shares (Note 5)		133,344
Share registration costs		46,481
Printing and postage		93,146
Insurance premiums		10,632
Interest expense		1,334
Miscellaneous		9,647
TOTAL EXPENSES		9,729,386
Waiver and Expense Reduction (Note 5):
Waiver of administrative personnel and services fee	$(16,771)
Fees paid indirectly from directed broker arrangements	(7,642)
TOTAL WAIVER AND EXPENSE REDUCTION		(24,413)
Net expenses			9,704,973
Net investment income (loss)			(449,959)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $6,522)			86,906,311
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			6,290,867
Net realized and unrealized gain on investments and foreign currency transactions			93,197,178
Change in net assets resulting from operations			$92,747,219

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(449,959)	$(3,614,502)
Net realized gain on investments and foreign currency transactions	86,906,311	63,057,858
Net increase due to reimbursement from Adviser (Note 5)	--	110,604
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	6,290,867	23,273,077
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	92,747,219	82,827,037
Share Transactions:
Proceeds from sale of shares	106,275,918	84,044,286
Cost of shares redeemed	(179,129,049)	(183,157,256)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(72,853,131)	(99,112,970)
Change in net assets	19,894,088	(16,285,933)
Net Assets:
Beginning of period	423,868,511	440,154,444
End of period (including accumulated net investment income (loss) of $(2,801,859) and $(3,995,835), respectively)	$443,762,599	$423,868,511

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2005

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four diversified portfolios. The financial statements included herein are only those of Federated International Small Company Fund (the "Fund") a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by its average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2005, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contract at Value	Unrealized Depreciation
Contracts Sold:
12/1/2005	1,533,917 Danish Krone	$ 190,418	$ 189,874	$ (544)
12/1/2005	314,428,603 Japanese Yen	$2,630,982	$2,624,394	$(6,588)
12/1/2005	831,938 Pound Sterling	$1,441,333	$1,438,713	$(2,620)
12/1/2005	701,639 Swedish Krona	$ 87,106	$ 86,890	$ (216)
Contracts Purchased:
12/1/2005	148,094 Hong Kong Dollar	$ 19,097	$ 19,098	$ (1)
12/1/2005	266,532 Hong Kong Dollar	$ 34,370	$ 34,371	$ (1)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(9,970)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended November 30	2005		2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,058,700	$89,801,855	2,930,492	$69,579,236
Shares redeemed	(3,262,665)	(95,231,001)	(5,247,615)	(122,406,684)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(203,965)	$(5,429,146)	(2,317,123)	$(52,827,448)

Year Ended November 30	2005		2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	329,698	$8,995,971	327,635	$7,317,323
Shares redeemed	(2,553,979)	(69,621,541)	(1,948,655)	(43,132,349)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,224,281)	$(60,625,570)	(1,621,020)	$(35,815,026)

Year Ended November 30	2005		2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	274,874	$7,478,092	323,656	$7,147,727
Shares redeemed	(528,174)	(14,276,507)	(795,167)	(17,618,223)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(253,300)	$(6,798,415)	(471,511)	$(10,470,496)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,681,546)	$(72,853,131)	(4,409,654)	$(99,112,970)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, reclass of capital gains taxes and passive foreign investment company adjustments.

For the year ended November 30, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Losses
$449,887	$1,643,935	$(2,093,822)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

As of November 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,278,598
Net unrealized appreciation	$144,431,995
Capital loss carryforward	$(92,410,387)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is due in part to differing treatments for passive foreign investment companies and for the tax deferral of losses on wash sales.

At November 30, 2005, the cost of investments for federal tax purposes was $303,525,539. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $144,483,426. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $148,381,906 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,898,480.

At November 30, 2005, the Fund had a capital loss carryforward of $(92,410,387) which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$(28,574,333)
2010	$(63,836,054)

The Fund used capital loss carryforwards of $(84,805,877) to offset taxable capital gains realized during the year ended November 30, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the year ended November 30, 2005, FSC retained $610,270 of fees paid by the Fund.

Sales Charges

For the year ended November 30, 2005, FSC retained $31,727 in sales charges from the sale of Class A Shares. FSC also retained $108 of contingent deferred sales charges relating to redemptions of Class A Shares and $4,836 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

The Fund charges a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the year ended November 30, 2005, there were no redemption fees for Class A Shares, Class B Shares and Class C Shares. For the year ended November 30, 2004 the redemption fees for Class A Shares, Class B Shares, and Class C Shares amounted to $665, $422 and $130, respectively.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended November 30, 2005, Class A Shares did not incur a shareholder services fee. For the year ended November 30, 2005, FSSC did not retain any fees paid by the Fund.

Other

Federated retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Directors of the Fund retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $110,604 during fiscal year 2004, which related to a contribution to Paid-In Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

The Fund's Adviser also voluntarily contributed $64,131 to the Fund during fiscal year 2005 which relates to a reduction in the cost basis of a security for failure to exercise a rights offering in a timely manner.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended November 30, 2005, the Fund's expenses were reduced by $7,642 under these arrangements.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2005, were as follows:

Purchases	$325,143,833
Sales	$401,025,615

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2005, the diversification of countries was as follows:

Country	Percentage of Total Net Assets
Japan	33.5%
United Kingdom	8.9%
France	7.4%
Canada	6.0%
Switzerland	5.2%
Italy	4.9%
Norway	3.8%
Germany	3.7%
Spain	2.7%
Belgium	2.6%
Singapore	2.5%
Austria	2.4%
Ireland	2.2%
Netherlands	2.0%
Australia	2.0%
India	1.6%
Hong Kong	1.5%
Denmark	1.3%
United States	1.0%
Sweden	0.8%
Israel	0.7%
Greece	0.6%

8. LINE OF CREDIT

The Fund has entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of November 30, 2005, there were no outstanding loans. During the year ended November 30, 2005, the maximum outstanding borrowing was $3,041,000. The Fund had an average outstanding daily balance of $1,003,923 with a high and low interest rate of 4.31% and 2.75%, respectively, representing only the days the LOC was utilized. Interest expense totaled $1,334 for the year ended November 30, 2005.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED WORLD INVESTMENT SERIES, INC. AND SHAREHOLDERS OF FEDERATED INTERNATIONAL SMALL COMPANY FUND:

We have audited the accompanying statement of assets and liabilities of Federated International Small Company Fund (the "Fund") (one of the portfolios constituting Federated World Investment Series, Inc.) as of November 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated International Small Company Fund, a portfolio of Federated World Investment Series, Inc., at November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 13, 2006

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Corporation comprised five portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: January 1994	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated) and Passport Research II, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: January 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant;

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University. Executive Vice President, DVC Group, Inc. (marketing communications and technology).

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1994	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.; Senior Vice President and Controller of Federated Investors, Inc.

Previous Positions : Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Anderson & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For the periods ended December 31, 2004, the Fund's performance for both the one and three year periods were below the median of the relevant peer group. During the year ended December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated International Small Company Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U748
Cusip 31428U730
Cusip 31428U722

G01968-01 (1/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Value Fund

Established 1998

A Portfolio of Federated World Investment Series, Inc.

8TH ANNUAL SHAREHOLDER REPORT

November 30, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$16.33		$15.44		$13.11		$15.03		$14.58
Income From Investment Operations:
Net investment income (loss)	0.11	[1]	(0.08	) [1]	(0.06	) [1]	(0.06	) [1]	(0.04	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.10		2.49		2.49		(1.35)		0.62
TOTAL FROM INVESTMENT OPERATIONS	2.21		2.41		2.43		(1.41)		0.58
Less Distributions:
Distributions from net investment income	--		--		--		--		(0.09)
Distributions from net realized gain on investments and foreign currency transactions	(0.32)		(1.52)		(0.10)		(0.51)		(0.04)
TOTAL DISTRIBUTIONS	(0.32)		(1.52)		(0.10)		(0.51)		(0.13)
Net Asset Value, End of Period	$18.22		$16.33		$15.44		$13.11		$15.03
Total Return [2]	13.71%		16.73	% [3]	18.75%		(9.81)%		3.96%

Ratios to Average Net Assets:
Net expenses	1.95	% [4]	2.47%		2.52%		2.19%		1.92%
Net investment income (loss)	0.65%		(0.54)%		(0.44)%		(0.42)%		(0.24)%
Expense waiver/reimbursement [5]	0.05%		0.10%		0.01%		0.05%		0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$51,204		$41,732		$17,883		$20,287		$25,257
Portfolio turnover	28%		56%		42%		14%		21%
Redemption fees consisted of the following per share amounts	$0.00	[6]	$0.00	[6]	--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on the total return. See Notes to Financial Statements (Note 5).

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 1.95% for the year ended November 30, 2005 after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$15.56		$14.89		$12.74		$14.73		$14.33
Income From Investment Operations:
Net investment income (loss)	(0.02	) [1]	(0.18	) [1]	(0.16	) [1]	(0.16	) [1]	(0.15	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.00		2.37		2.41		(1.32)		0.62
TOTAL FROM INVESTMENT OPERATIONS	1.98		2.19		2.25		(1.48)		0.47
Less Distributions:
Distributions from net investment income	--		--		--		--		(0.03)
Distributions from net realized gain on investments and foreign currency transactions	(0.32)		(1.52)		(0.10)		(0.51)		(0.04)
TOTAL DISTRIBUTIONS	(0.32)		(1.52)		(0.10)		(0.51)		(0.07)
Net Asset Value, End of Period	$17.22		$15.56		$14.89		$12.74		$14.73
Total Return [2]	12.89%		15.78	% [3]	17.88%		(10.51)%		3.23%

Ratios to Average Net Assets:
Net expenses	2.70	% [4]	3.22%		3.27%		2.94%		2.67%
Net investment income (loss)	(0.12)%		(1.27)%		(1.22)%		(1.19)%		(0.99)%
Expense waiver/reimbursement [5]	0.05%		0.10%		0.01%		0.05%		0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,834		$35,867		$19,333		$20,124		$28,947
Portfolio turnover	28%		56%		42%		14%		21%
Redemption fees consisted of the following per share amounts	$0.00	[6]	$0.00	[6]	--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 2.70% for the year ended November 30, 2005 after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$15.60		$14.92		$12.77		$14.76		$14.36
Income From Investment Operations:
Net investment income (loss)	(0.01	) [1]	(0.18	) [1]	(0.16	) [1]	(0.16	) [1]	(0.15	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.00		2.38		2.41		(1.32)		0.62
TOTAL FROM INVESTMENT OPERATIONS	1.99		2.20		2.25		(1.48)		0.47
Less Distributions:
Distributions from net investment income	--		--		--		--		(0.03)
Distributions from net realized gain on investments and foreign currency transactions	(0.32)		(1.52)		(0.10)		(0.51)		(0.04)
TOTAL DISTRIBUTIONS	(0.32)		(1.52)		(0.10)		(0.51)		(0.07)
Net Asset Value, End of Period	$17.27		$15.60		$14.92		$12.77		$14.76
Total Return [2]	12.92%		15.82	% [3]	17.84%		(10.48)%		3.25%

Ratios to Average Net Assets:
Net expenses	2.70	% [4]	3.22%		3.27%		2.94%		2.67%
Net investment income (loss)	(0.06)%		(1.26)%		(1.23)%		(1.19)%		(0.99)%
Expense waiver/reimbursement [5]	0.05%		0.10%		0.01%		0.05%		0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,455		$5,498		$2,315		$3,311		$4,352
Portfolio turnover	28%		56%		42%		14%		21%
Redemption fees consisted of the following per share amounts	$0.00	[6]	$0.00	[6]	--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 2.70% for the year ended November 30, 2005 after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and /or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charge (loads) on purchases or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2005	Ending Account Value 11/30/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,118.50	$10.67
Class B Shares	$1,000	$1,113.80	$14.63
Class C Shares	$1,000	$1,114.20	$14.63
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,014.99	$10.15
Class B Shares	$1,000	$1,011.23	$13.92
Class C Shares	$1,000	$1,011.23	$13.92

1 Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	2.01%
Class B Shares	2.76%
Class C Shares	2.76%

Management's Discussion of Fund Performance

The fund's total returns, for the 12-month reporting period ended November 30, 2005, based on net asset value, for Class A, Class B and Class C Shares were 13.71%, 12.89% and 12.92%, respectively. The Morgan Stanley Capital International--Europe, Australasia and Far East Value Index (MSCI-EAFE Value) returned 14.35% 1 net for the reporting period.

The first six months of the reporting period were a study in contrasts. In January 2005, the market experienced a late cyclical rally, which saw industrials moving up strongly on the train of an expansionary economic cycle. In February, equities continued to perform robustly until the latter part of the month, when a surprisingly strong U.S. Producer Price Index (PPI) figure sent long-term bond yields rising sharply, and the Federal Reserve Board (the "Fed") signaled that the pace of U.S. interest rate tightening could accelerate. By the beginning of March, the key theme was the unwinding of the carry trade (borrowing in low interest rate countries and investing the proceeds in nations with higher interest rates). This precipitated a sell-off in high-yield debt along with emerging market equities and fixed-income issues. The eventual impact of higher U.S. interest rates and the unwinding of the carry trade sent the U.S. dollar value higher against world currencies and precipitated a decline in metals and other commodities. 2

In the second half of the reporting period, all major equity markets, except Taiwan and Indonesia, posted positive returns. Japanese Prime Minister Junichiro Koizumi's landslide election victory returned the Liberal Democratic Party to power with a mandate to privatize the nation's gigantic postal system, which also serves as a savings bank and insurance company, and to pursue a policy of smaller government. Bank lending rates in Japan have been steadily improving, and the government has raised its economic growth forecasts.

1 The MSCI-EAFE Value is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indexes. EAFE performance data is calculated in U.S. dollars and in local currency. The index is unmanaged, and investments cannot be made in an index.

2 International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.

Across the rest of Asia, higher oil prices and a stronger U.S. dollar had a modest impact on regional markets. Some nations, such as Thailand, continued to subsidize consumer energy prices at the expense of accelerating inflation. In Europe, with France and Germany, the continent's two largest economies, continuing to struggle with high unemployment and economic stagnation, there was growing evidence of an eventual rate cut by the European Central Bank. Nevertheless, despite Germany performing especially well in the final months of the reporting period, the outlook is uncertain following national elections in which neither the Christian Democrats nor incumbent Social Democrats mustered a clear majority.

This past year our patience paid off for many of the stocks and sectors in the fund's holdings. For example, as oil prices doubled during the year, exposure to the Oil Service sector contributed greatly to outperformance--in particular, Transocean (U.S.), the world's largest operator of deep drilling rigs; Global Santa Fe (U.S.), the leader in heavy duty, harsh environment drilling; and Tidewater (U.S.), with the world's largest fleet of offshore service vessels. Rising consumer affluence propelled the global luxury goods sector in 2005 and here the fund did extremely well with Richemont (Switzerland), the watch and jewelry manufacturer, and Tod's (Italy), the lady's shoe and apparel manufacturer. The fund was underweight in the Financials sector most of the year. Nevertheless, Julius Baer (Switzerland), the global asset manager; AXA (France), the international insurer; and Nikko Cordial (Japan), the securities broker, contributed nicely during the past year.

Stocks that performed poorly during the year, although for the most part there was no discernable bad news, included WPP (United Kingdom), the world's largest advertising agency; Sun Hung Kai Properties (Hong Kong), Asia's largest real estate company; and Heineken (Netherlands), the global beverage company.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Value Fund (Class A Shares) (the "Fund") from September 30, 1998 (start of performance) to November 30, 2005 compared to the Morgan Stanley Capital International Europe, Australasia and Far East Value Index (MSCI-EAFE Value) 2 ..

Average Annual Total Returns [3] for the Period Ended 11/30/2005
1 Year	7.46%
5 Years	6.91%
Start of Performance (9/30/1998)	10.84%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE Value has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-EAFE Value is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Value Fund (Class B Shares) (the "Fund") from September 30, 1998 (start of performance) to November 30, 2005 compared to the Morgan Stanley Capital International Europe, Australasia and Far East Value Index (MSCI-EAFE Value) 2 ..

Average Annual Total Returns [3] for the Period Ended 11/30/2005
1 Year	7.39%
5 Years	7.01%
Start of Performance (9/30/1998)	10.87%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE Value has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-EAFE Value is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Value Fund (Class C Shares) (the "Fund") from September 30, 1998 (start of performance) to November 30, 2005 compared to the Morgan Stanley Capital International Europe, Australasia and Far East Value Index (MSCI-EAFE Value) 2 ..

Average Annual Total Returns [3] for the Period Ended 11/30/2005
1 Year	10.79%
5 Years	7.11%
Start of Performance (9/30/1998)	10.75%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE Value has been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The MSCI-EAFE Value is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At November 30, 2005, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	26.3%
Japan	14.4%
Switzerland	13.9%
United States	10.8%
France	8.7%
Netherlands	7.3%
Mexico	6.1%
Canada	3.1%
Germany	2.8%
Italy	1.7%
Hong Kong	1.3%
Spain	1.0%
Thailand	0.9%
Cash Equivalents [2]	1.3%
Other Assets and Liabilities--Net [3]	0.4%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.

3 See Statement of Assets and Liabilities.

At November 30, 2005, the Fund's sector classification composition 4 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	30.8%
Consumer Discretionary	22.6%
Consumer Staples	11.9%
Industrials	9.3%
Healthcare	9.2%
Energy	9.0%
Materials	3.3%
Telecommunication Services	1.1%
Utilities	1.1%
Cash Equivalents [2]	1.3%
Other Assets and Liabilities [3]	0.4%
TOTAL	100.0%

4 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification System (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

November 30, 2005

Shares			Value in U.S. Dollars
		COMMON STOCKS--98.3%
		Automobiles & Components--2.9%
60,500		Bayerische Motoren Werke AG	$2,660,581
		Banks--5.0%
87,187		ABN AMRO Holdings NV	2,144,109
20,700		BNP Paribas SA	1,629,226
70,200		Banco Santander Central Hispano, S.A.	890,436
		TOTAL	4,663,771
		Commercial Services & Supplies--3.8%
35,200		Meitec Corp.	1,166,787
370,050		Michael Page International PLC	1,637,154
25,400		Miller Herman, Inc.	776,986
		TOTAL	3,580,927
		Consumer Durables & Apparel--5.1%
80,380		Compagnie Financiere Richemont AG	3,165,237
25,700		Tod's S.p.A.	1,610,283
		TOTAL	4,775,520
		Consumer Services--3.8%
419,595		Hilton Group PLC	2,412,782
81,253		InterContinental Hotels Group PLC	1,100,934
		TOTAL	3,513,716
		Diversified Financials--20.1%
209,500		Amvescap PLC	1,422,290
62,200		Amvescap PLC, ADR	855,250
34,500		Credit Suisse Group	1,672,527
29,000		Euronext NV	1,306,051
76,120		Janus Capital Group, Inc.	1,459,220
30,900		Julius Baer Holding Ltd., Zurich, Class B	2,168,627
21,995		Morgan Stanley	1,232,380
88,500		Nikko Cordial Corp.	1,197,529
162,600		Schroders PLC	2,476,522
400,000		iShares MSCI Japan	4,984,000
		TOTAL	18,774,396
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Energy--9.0%
60,583		BP PLC	$665,351
43,600		GlobalSantaFe Corp.	1,977,696
37,600		Tidewater, Inc.	1,699,520
4,500		Total SA, Class B	1,124,654
46,600	[1]	Transocean Sedco Forex, Inc.	2,974,944
		TOTAL	8,442,165
		Food Beverage & Tobacco--10.9%
203,356		Cadbury Schweppes PLC	1,948,665
187,906		Diageo PLC	2,705,439
38,200		Heineken NV	1,168,245
10,000		Nestle SA	2,945,813
8,600		Pernod-Ricard	1,404,295
		TOTAL	10,172,457
		Household & Personal Products--1.0%
13,500		L'Oreal SA	971,785
		Insurance--4.4%
61,900		AXA	1,856,334
56,714		Sun Life Financial Services of Canada	2,253,814
		TOTAL	4,110,148
		Materials--3.3%
49,300		Akzo Nobel NV	2,209,199
1,400		Givaudan SA	889,054
		TOTAL	3,098,253
		Media--9.4%
53,500		Asatsu, Inc.	1,724,273
24,200		Corus Entertainment, Inc., Class B	601,551
40,400		Grupo Televisa S.A., GDR	3,207,760
40,000		Vivendi Universal SA	1,153,993
215,900		WPP Group PLC	2,118,409
		TOTAL	8,805,986
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS--continued
		Pharmaceuticals & Biotechnology--9.1%
81,497		GlaxoSmithKline PLC	$2,017,673
41,100		Novartis AG	2,144,288
70,100		Santen Pharmaceutical Co. Ltd.	1,663,945
49,700		Takeda Pharmaceutical Co. Ltd.	2,718,255
		TOTAL	8,544,161
		Real Estate--1.3%
132,086		Sun Hung Kai Properties	1,253,674
		Retailing--1.5%
771,936		Signet Group PLC	1,369,023
		Telecommunication Services--1.1%
494,500		Vodafone Group PLC	1,062,081
		Transportation--5.5%
685,800		Airports of Thailand Public Co. Ltd.	827,217
184,800		Associated British Ports Holdings PLC	1,825,987
78,200		Grupo Aeroportuario del Sureste SA de CV, Class B, ADR	2,450,788
		TOTAL	5,103,992
		Utilities--1.1%
110,589		Scottish Power PLC	1,012,678
		TOTAL COMMON STOCKS (IDENTIFIED COST $69,693,653)	91,915,314
		REPURCHASE AGREEMENT--1.3%
$1,180,000		Interest in $3,275,000,000 joint repurchase agreement 4.04%, dated 11/30/2005, under which Bank of America N.A., will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $3,275,367,528 on 12/1/2005. The market value of the underlying security at the end of the period was $3,340,500,000 (at amortized cost)	1,180,000
		TOTAL INVESTMENTS--99.6% (IDENTIFIED COST $70,873,653) [2]	93,095,314
		OTHER ASSETS AND LIABILITIES - NET--0.4%	398,212
		TOTAL NET ASSETS--100%	$93,493,526

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $70,931,372.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2005

Assets:
Total investments in securities, at value (identified cost $70,873,653)		$93,095,314
Cash denominated in foreign currencies (identified cost $20,482)		20,417
Cash		164
Income receivable		200,757
Receivable for shares sold		453,004
TOTAL ASSETS		93,769,656
Liabilities:
Payable for shares redeemed	$119,773
Payable for transfer and dividend disbursing agent fees and expenses	45,148
Payable for distribution services fees (Note 5)	26,247
Payable for shareholder services fee (Note 5)	19,171
Payable for auditing fees	23,895
Payable for custodian fees	9,923
Payable for portfolio accounting fees	4,323
Payable for insurance expense	8,179
Payable for tax expense	6,498
Accrued expenses	12,973
TOTAL LIABILITIES		276,130
Net assets for 5,264,447 shares outstanding		$93,493,526
Net Assets Consist of:
Paid-in capital		$93,512,055
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		22,214,720
Accumulated net realized loss on investments and foreign currency transactions		(22,473,489)
Undistributed net investment income		240,240
TOTAL NET ASSETS		$93,493,526
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($51,203,898 ÷ 2,810,151 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$18.22
Offering price per share (100/94.50 of $18.22) [1]		$19.28
Redemption proceeds per share (98.00/100 of $18.22) [1]		$17.86
Class B Shares:
Net asset value per share ($34,834,387 ÷ 2,022,574 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$17.22
Offering price per share		$17.22
Redemption proceeds per share (92.50/100 of $17.22) [1]		$15.93
Class C Shares:
Net asset value per share ($7,455,241 ÷ 431,722 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$17.27
Offering price per share (100/99.00 of $17.27) [1]		$17.44
Redemption proceeds per share (97.00/100 of $17.27) [1]		$16.75

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2005

Investment Income:
Dividends (net of foreign taxes withheld of $168,830)			$2,227,339
Interest			49,542
TOTAL INCOME			2,276,881
Expenses:
Investment adviser fee (Note 5)		$876,582
Administrative personnel and services fee (Note 5)		230,000
Custodian fees		29,037
Transfer and dividend disbursing agent fees and expenses		216,009
Directors'/Trustees' fees		1,842
Auditing fees		24,411
Legal fees		7,971
Portfolio accounting fees		66,625
Distribution services fee--Class B Shares (Note 5)		264,684
Distribution services fee--Class C Shares (Note 5)		49,017
Shareholder services fee--Class A Shares (Note 5)		113,769
Shareholder services fee--Class B Shares (Note 5)		88,228
Shareholder services fee--Class C Shares (Note 5)		16,272
Share registration costs		45,404
Printing and postage		26,977
Insurance premiums		8,179
Taxes		3,464
Interest expense		217
Miscellaneous		2,231
TOTAL EXPENSES		2,070,919
Waivers, Reimbursement and Expense Reductions:
Waiver of administrative personnel and services fee (Note 5)	$(44,124)
Waiver of shareholder services fee--Class A Shares (Note 5)	(64)
Fees paid indirectly from directed brokerage arrangements	(231)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTIONS		(44,419)
Net expenses			2,026,500
Net investment income			250,381
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments and foreign currency transactions (net of foreign tax withheld of $534)			4,295,140
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			6,457,036
Net realized and unrealized gain on investments and foreign currency transactions			10,752,176
Change in net assets resulting from operations			$11,002,557

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$250,381	$(395,617)
Net realized gain on investments and foreign currency transactions	4,295,140	2,253,438
Net increase due to reimbursement from adviser (Note 5)	--	8,941
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	6,457,036	6,969,180
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,002,557	8,835,942
Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(808,127)	(1,676,093)
Class B Shares	(721,426)	(1,927,033)
Class C Shares	(112,584)	(225,758)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,642,137)	(3,828,884)
Share Transactions:
Proceeds from sale of shares	25,484,201	6,978,742
Net asset value of shares issued to shareholders in payment of distributions declared	1,444,473	3,362,751
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Global Value Fund	--	42,159,523
Cost of shares redeemed	(25,892,556)	(13,941,382)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,036,118	38,559,634
Change in net assets	10,396,538	43,566,692
Net Assets:
Beginning of period	83,096,988	39,530,296
End of period (including undistributed net investment income of $240,240 and $0, respectively)	$93,493,526	$83,096,988

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2005

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated International Value Fund (the "Fund") a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term growth of capital.

On October 22, 2004, the Fund received a tax-free transfer of assets from Federated Global Value Fund as follows:

	Shares of the Fund Issued	Federated Global Value Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of Fund Prior to Combination	Net Assets of Federated Global Value Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Class A	1,510,523	$22,944,840	$4,137,997	$16,319,051	$22,944,840	$39,263,891
Class B	1,119,647	16,223,686	3,577,808	17,671,895	16,223,686	33,895,581
Class C	205,850	2,990,997	549,300	2,221,840	2,990,997	5,212,837
TOTAL	2,836,020	$42,159,523	$8,265,105	$36,212,786	$42,159,523	$78,372,309

1 Unrealized appreciation is included in the Federal Global Value Fund net assets received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income and listed corporate bonds are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At November 30, 2005, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended November 30	2005		2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	937,819	$16,100,799	274,412	$4,185,586
Shares issued to shareholders in payment of distributions declared	44,204	731,143	110,337	1,613,125
Proceeds from shares issued in connection with the tax-tree transfer of assets from Federated Global Value Fund	--	--	1,510,523	22,944,840
Shares redeemed	(728,004)	(12,495,031)	(497,245)	(7,563,750)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	254,019	$4,336,911	1,398,027	$21,179,801

Year Ended November 30	2005		2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	410,809	$6,697,059	142,779	$2,073,083
Shares issued to shareholders in payment of distributions declared	39,237	617,596	111,773	1,569,297
Proceeds from shares issued in connection with the tax-tree transfer of assets from Federated Global Value Fund	--	--	1,119,647	16,223,686
Shares redeemed	(731,988)	(11,890,770)	(367,707)	(5,340,520)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(281,942)	$(4,576,115)	1,006,492	$14,525,546

Year Ended November 30	2005		2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	165,132	$2,686,343	49,476	$720,073
Shares issued to shareholders in payment of distributions declared	6,067	95,734	12,817	180,329
Proceeds from shares issued in connection with the tax-tree transfer of assets from Federated Global Value Fund	--	--	205,850	2,990,997
Shares redeemed	(91,785)	(1,506,755)	(70,981)	(1,037,112)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	79,414	$1,275,322	197,162	$2,854,287
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	51,491	$1,036,118	2,601,681	$38,559,634

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions.

For the year ended November 30, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(10,141)	$10,141

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2005 and 2004, was as follows:

	2005	2004
Ordinary income [1]	$ 126,158	$ --
Long-term capital gains	$1,515,979	$3,828,884

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$240,775
Net unrealized appreciation	$22,156,467
Capital loss carryforward	$(22,415,769)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At November 30, 2005, the cost of investments for federal tax purposes was $70,931,372. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $22,163,942 This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,259,726 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,095,784.

At November 30, 2005, the Fund had a capital loss carryforward of $(22,415,769) which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ (8,838,173)
2009	$(13,550,506)
2010	$ (27,090)

As a result of the tax-free transfer of assets from Federated Global Value Fund, certain capital loss carryforwards listed above may be limited.

The Fund used capital loss carryforwards of $(4,116,227) to offset taxable capital gains realized during the year ended November 30, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2005, the net fee paid to FAS was 0.212% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the year ended November 30, 2005, FSC retained $14,749 of fees paid by the Fund. For the year ended November 30, 2005, the Fund's Class A Shares did not incur a distribution services fee.

Redemption Fees

Effective May 15, 2004, the Fund began imposing a 2.00% redemption fee to shareholders of the Fund's Class A Shares who redeem shares held for 30 days or less. Effective August 1, 2004, the Fund began imposing a 2.00% redemption fee to shareholders of the Fund's Class B Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the year ended November 30, 2005, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $2,055, $1,555 and $297, respectively. For the year ended November 30, 2004, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $165, $105 and $13, respectively.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended November 30, 2005, FSSC voluntarily waived $64 of its fee. For the year ended November 30, 2005, FSSC did not retain any fees paid by the Fund.

Sales Charges

For the year ended November 30, 2005, FSC retained $29,515 in sales charges from the sale of Class A Shares. FSC also retained $580 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Other

Federated retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Directors of the Fund retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser contributed $8,941 during fiscal year 2004, which related to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing time.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2005, were as follows:

Purchases	$24,382,911
Sales	$24,046,043

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2005, the diversification of countries was as follows:

Country	Percentage of Net Assets
United Kingdom	26.3%
Japan	14.4%
Switzerland	13.9%
United States	10.8%
France	8.7%
Netherlands	7.3%
Mexico	6.1%
Canada	3.1%
Germany	2.8%
Italy	1.7%
Hong Kong	1.3%
Spain	1.0%
Thailand	0.9%

8. LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of November 30, 2005, there were no outstanding loans. During the year ended November 30, 2005, the maximum outstanding borrowing was $2,887,000. The Fund had an average outstanding daily balance of $2,887,000 with a high and low interest rate of 2.75%, representing only the days the LOC was utilized. Interest expense totaled $217 for the year ended November 30, 2005.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2005, the amount of long-term capital gain designated by the Fund was $1,515,304.

For the fiscal year ended November 30, 2005, 100% of total income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended November 30, 2005, 0.00% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED WORLD INVESTMENT SERIES, INC. AND SHAREHOLDERS OF FEDERATED INTERNATIONAL VALUE FUND:

We have audited the accompanying statement of assets and liabilities of Federated International Value Fund (the "Fund") (one of the portfolios constituting Federated World Investment Series, Inc.) as of November 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated International Value Fund, a portfolio of Federated World Investment Series, Inc., at November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 13, 2006

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Corporation comprised five portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated) and Passport Research II, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: January 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing communications and technology).

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: January 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1994	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.; Senior Vice President and Controller of Federated Investors, Inc.

Previous Positions : Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Anderson & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated International Value Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U847
Cusip 31428U839
Cusip 31428U821

G02455-03 (1/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy,
Jr., Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            (a) Audit Fees billed to the registrant for the two most recent fiscal years:

                        Fiscal year ended 2005 - $98,019

                        Fiscal year ended 2004 - $92,419

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $403

                  Fiscal year ended 2004 - $0

                  Transfer agent testing.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $111,502 and $25,538
      respectively. Fiscal year ended 2005 - Sarbanes Oxley sec. 302 procedures.
      Fiscal year ended 2004- Sarbanes Oxley sec. 302 procedures and review of
      N-14 merger documents.

 (c) Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman. The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues
                  paid by the registrant, the registrant's adviser (not
                  including any sub-adviser whose role is primarily
                  portfolio management and is subcontracted with or
                  overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with
                  the investment adviser that provides ongoing services to
                  the registrant to its accountant during the fiscal year
                  in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is
                  primarily portfolio management and is subcontracted with
                  or overseen by another investment adviser), and any
                  entity controlling, controlled by, or under common
                  control with the investment adviser that provides ongoing
                  services to the registrant  at the time of the engagement
                  to be non-audit services; and
(3)               Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2005 - $200,140

            Fiscal year ended 2004 - $320,456

(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment
            Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated World Investment Series, Inc.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        January 24, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        January 24, 2006